UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-10267
                      (Investment Company Act File Number)

                                ASSETMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

     2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA  94523-3967
                    (Address of Principal Executive Offices)

                                 (800) 664-5345
                        (Registrant's Telephone Number)

                                 CARRIE HANSEN
                      ASSETMARK INVESTMENT SERVICES, INC.
                     2300 CONTRA COSTA BOULEVARD, SUITE 425
                         PLEASANT HILL, CA  94523-3967
                    (Name and Address of Agent for Service)

                                   COPIES TO:

       MICHAEL P. O'HARE, ESQ.                      ELAINE RICHARDS, ESQ.
STRADLEY, RONON, STEVENS & YOUNG, LLP          U.S. BANCORP FUND SERVICES, LLC
       2600 ONE COMMERCE SQUARE                    615 EAST MICHIGAN STREET
     PHILADELPHIA, PA 19103-7098                  MILWAUKEE, WISCONSIN 53202

                       Date of fiscal year end:  June 30

                  Date of reporting period:  December 31, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

(ASSETMARK FUNDS LOGO)

SEMI-ANNUAL REPORT
December 31, 2003

SEMI-ANNUAL REPORT
December 31, 2003

(ASSETMARK FUNDS LOGO)

                               INVESTMENT ADVISOR
                      AssetMark Investment Services, Inc.

                        ASSETMARK LARGE CAP GROWTH FUND
                         ASSETMARK LARGE CAP VALUE FUND
                      ASSETMARK SMALL/MID CAP GROWTH FUND
                       ASSETMARK SMALL/MID CAP VALUE FUND
                      ASSETMARK INTERNATIONAL EQUITY FUND
                     ASSETMARK REAL ESTATE SECURITIES FUND
                     ASSETMARK TAX-EXEMPT FIXED INCOME FUND
                     ASSETMARK CORE PLUS FIXED INCOME FUND

(ASSETMARK FUNDS LOGO)

                                                                   February 2004

Dear Shareholder:

  In December, 2003, we were proud to achieve an important milestone in the AssetMark Funds. For the first time, our total assets in the Funds surpassed $1 billion. We would like to express our sincere appreciation to both the several thousand individual shareholders of the Funds and the investment advisors who have recommended the Funds as integral components of a diversified asset allocation portfolio.

  As has been widely reported in the media, several ongoing regulatory investigations indicate that certain mutual fund companies allowed, or in some cases facilitated, improper trades in mutual fund shares. This alleged trading involved both "late trading" and "market timing" of mutual fund shares. We would like to assure you that we have had policies, procedures and agreements in place to monitor for abusive trading practices in an effort to protect against this type of improper trading activity as follows:

  LATE TRADING

  Shares of the AssetMark Funds can only be purchased through specific financial intermediaries with whom the Funds have executed a Shareholder Servicing Agreement. In accordance with applicable securities laws and regulations, each of these Shareholder Servicing Agreements impose a strict 4:00 EST market closing "cut off" for the receipt of trades by the intermediary which are to be processed at the current day's net asset value
  (NAV). AssetMark is not aware of any trades which have been submitted by any financial intermediary in violation of this provision, but has nonetheless formally requested of each intermediary, and received a written certification confirming that no such late trades have been submitted.

  MARKET TIMING

  AssetMark strongly discourages market timing in the AssetMark Funds, and since early 2002 has implemented formal monitoring and corrective procedures to identify fund investors who may be engaged in market timing activities, and to enforce the cessation of those activities. Under no circumstances has AssetMark entered into any agreements with any investor or investment advisor to encourage or facilitate market timing in the Funds.

  At AssetMark, we take our responsibilities to the shareholders and investment advisors utilizing the AssetMark Funds very seriously. We want you to know that, together with our independent trustees and our fund counsel, we will continue to vigorously monitor and enforce the strict compliance policies and high ethical standards we have established with respect to the management and administration of the Funds.

  In addition, in consultation with Wilshire Associates, we will continue to research and monitor a broad universe of investment managers to provide shareholders with the finest institutional investment capabilities available in the management of the Fund portfolios.

  We were pleased with the performance of the Funds in 2003, as the Net Asset Values of all of our equity funds rebounded strongly following the challenging markets of 2002. We look forward into 2004 with confidence that the Funds will continue to be well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,

/s/ Ronald D. Cordes,

Ronald D. Cordes,
President
AssetMark Funds

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                            ------
             COMMON STOCK 96.38%

             FINANCE, INSURANCE
               AND REAL ESTATE 15.79%

             DEPOSITORY INSTITUTIONS 0.99%
    29,400   Bank of America Corporation                          $  2,364,642
                                                                  ------------

             INSURANCE CARRIERS 9.00%
   143,600   AFLAC Inc.                                              5,195,448
    93,400   American International Group, Inc.                      6,190,552
   121,350   The Progressive Corporation                            10,143,647
                                                                  ------------
                                                                    21,529,647
                                                                  ------------

             NON-DEPOSITORY CREDIT INSTITUTIONS 0.99%
    49,000   American Express Company                                2,363,270
                                                                  ------------

             SECURITY AND COMMODITY
               BROKERS, DEALERS, EXCHANGES
               AND SERVICES 4.81%
    35,300   A.G. Edwards, Inc.                                      1,278,919
   360,215   The Charles Schwab Corporation                          4,264,946
    44,500   Franklin Resources, Inc.                                2,316,670
    37,600   Merrill Lynch & Co., Inc.                               2,205,240
    48,000   SEI Investments Company                                 1,462,560
                                                                  ------------
                                                                    11,528,335
                                                                  ------------
             Total Finance, Insurance
               and Real Estate                                      37,785,894
                                                                  ------------

             MANUFACTURING 50.83%

             CHEMICALS AND ALLIED PRODUCTS 15.41%
    47,400   Air Products and Chemicals, Inc.                        2,504,142
   133,250   Amgen Inc. #<F1>                                        8,234,850
    45,100   Ecolab Inc.                                             1,234,387
    78,650   Eli Lilly and Company                                   5,531,455
    45,200   The Estee Lauder Companies Inc.                         1,774,552
    69,710   Genentech, Inc. #<F1>                                   6,522,764
   102,820   MedImmune, Inc. #<F1>                                   2,611,628
    26,900   Merck & Co., Inc.                                       1,242,780
   111,200   Pfizer Inc.                                             3,928,696
    33,000   Rohm and Haas Company                                   1,409,430
   108,700   Schering-Plough Corporation                             1,890,293
                                                                  ------------
                                                                    36,884,977
                                                                  ------------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 16.10%
    58,300   American Power
               Conversion Corporation                                1,425,435
    49,500   Emerson Electric Co.                                    3,205,125
    74,050   General Electric Company                                2,294,069
   206,500   Intel Corporation                                       6,649,300
    27,500   Linear Technology Corporation                           1,156,925
   123,100   Maxim Integrated Products, Inc.                         6,130,380
    75,400   Microchip Technology Incorporated                       2,515,344
    48,100   Molex Incorporated                                      1,678,209
   319,500   Network Appliance, Inc. #<F1>                           6,559,335
    21,900   QLogic Corporation #<F1>                                1,130,040
    26,850   QUALCOMM Inc.                                           1,448,021
   111,700   Xilinx, Inc. #<F1>                                      4,327,258
                                                                  ------------
                                                                    38,519,441
                                                                  ------------

             FABRICATED METAL PRODUCTS,
               EXCEPT MACHINERY AND
               TRANSPORTATION EQUIPMENT 1.08%
    30,800   Illinois Tool Works Inc.                                2,584,428
                                                                  ------------

             FOOD AND KINDRED PRODUCTS 0.87%
    41,000   The Coca-Cola Company                                   2,080,750
                                                                  ------------

             INDUSTRIAL AND COMMERCIAL
               MACHINERY AND COMPUTER
               EQUIPMENT 11.78%
   210,200   Applied Materials, Inc. #<F1>                           4,718,990
    27,300   CDW Corporation                                         1,576,848
   324,900   Cisco Systems, Inc. #<F1>                               7,891,821
   212,050   Dell Inc.                                               7,201,218
    65,100   Dover Corporation                                       2,587,725
    66,500   Hewlett-Packard Company                                 1,527,505
    31,400   3M Co.                                                  2,669,942
                                                                  ------------
                                                                    28,174,049
                                                                  ------------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 2.50%
    16,400   C.R. Bard, Inc.                                         1,332,500
    39,400   Dentsply International Inc.                             1,779,698
    59,200   Medtronic, Inc.                                         2,877,712
                                                                  ------------
                                                                     5,989,910
                                                                  ------------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 0.37%
    19,800   Tiffany & Co.                                             894,960
                                                                  ------------

             PETROLEUM REFINING AND
               RELATED INDUSTRIES 0.78%
    45,400   Exxon Mobil Corporation                                 1,861,400
                                                                  ------------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 0.96%
    51,900   Viacom Inc.                                             2,303,322
                                                                  ------------

             TRANSPORTATION EQUIPMENT 0.98%
    49,200   Harley-Davidson, Inc.                                   2,338,476
                                                                  ------------
             Total Manufacturing                                   121,631,713
                                                                  ------------

             MINING 1.22%

             OIL AND GAS EXTRACTION 1.22%
    35,985   Apache Corporation                                      2,918,383
                                                                  ------------
             Total Mining                                            2,918,383
                                                                  ------------

             RETAIL TRADE 15.14%

             APPAREL AND ACCESSORY STORES 0.75%
    40,100   Kohl's Corporation #<F1>                                1,802,094
                                                                  ------------

             BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY AND MOBILE
               HOME DEALERS 0.93%
    40,200   Lowe's Companies, Inc.                                  2,226,678
                                                                  ------------

             EATING AND DRINKING PLACES 0.92%
    66,600   Brinker International, Inc. #<F1>                       2,208,456
                                                                  ------------

             FOOD STORES 1.17%
    84,650   Starbucks Corporation                                   2,798,529
                                                                  ------------

             GENERAL MERCHANDISE STORES 1.72%
    47,500   Costco Wholesale Corporation                            1,766,050
    44,000   Wal-Mart Stores, Inc.                                   2,334,200
                                                                  ------------
                                                                     4,100,250
                                                                  ------------

             HOME FURNITURE, FURNISHINGS
               AND EQUIPMENT STORES 0.75%
    41,500   Bed Bath & Beyond Inc. #<F1>                            1,799,025
                                                                  ------------

             MISCELLANEOUS RETAIL 8.90%
   173,700   Amazon.com, Inc. #<F1>                                  9,143,568
    83,000   eBay Inc. #<F1>                                         5,360,970
    66,500   Staples, Inc. #<F1>                                     1,815,450
   136,600   Walgreen Co.                                            4,969,508
                                                                  ------------
                                                                    21,289,496
                                                                  ------------
             Total Retail Trade                                     36,224,528
                                                                  ------------

             SERVICES 9.78%

             BUSINESS SERVICES 8.86%
    90,800   Concord EFS, Inc. #<F1>                                 1,347,472
    30,500   Fiserv, Inc. #<F1>                                      1,205,055
   206,000   Microsoft Corporation                                   5,673,240
    21,300   Omnicom Group Inc.                                      1,860,129
    50,750   Pixar, Inc. #<F1>                                       3,516,467
    67,600   SunGard Data Systems Inc. #<F1>                         1,873,196
   127,100   Yahoo! Inc. #<F1>                                       5,741,107
                                                                  ------------
                                                                    21,216,666
                                                                  ------------

             HEALTH SERVICES 0.92%
    91,500   Health Management Associates, Inc.                      2,196,000
                                                                  ------------
             Total Services                                         23,412,666
                                                                  ------------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 1.98%

             COMMUNICATIONS 0.73%
    37,600   ALLTEL Corporation                                      1,751,408
                                                                  ------------

             TRANSPORTATION BY AIR 1.25%
   184,800   Southwest Airlines Co.                                  2,982,672
                                                                  ------------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                   4,734,080
                                                                  ------------

             WHOLESALE TRADE 1.64%

             WHOLESALE TRADE - DURABLE GOODS 0.65%
    30,300   Johnson & Johnson                                       1,565,298
                                                                  ------------

             WHOLESALE TRADE - NON-DURABLE GOODS 0.99%
    63,400   Sysco Corporation                                       2,360,382
                                                                  ------------
             Total Wholesale Trade                                   3,925,680
                                                                  ------------
             TOTAL COMMON STOCK
               (COST $197,326,479)                                 230,632,944
                                                                  ------------

             SHORT TERM INVESTMENTS 3.00%

             MONEY MARKET FUND 3.00%
 7,189,142   Federated Prime Obligations Fund                        7,189,142
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $7,189,142)                                     7,189,142
                                                                  ------------
             TOTAL INVESTMENTS 99.38%
               (COST $204,515,621)                                 237,822,086
                                                                  ------------
             OTHER ASSETS, LESS
               LIABILITIES 0.62%                                     1,481,177
                                                                  ------------
             NET ASSETS 100%                                      $239,303,263
                                                                  ------------
                                                                  ------------

 #<F1>  Non-income producing security.

                       See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 NUMBER OF                                                           MARKET
  SHARES                                                              VALUE
---------                                                            ------
             COMMON STOCK 94.63%

             FINANCE, INSURANCE AND
               REAL ESTATE 30.08%

             DEPOSITORY INSTITUTIONS 12.57%
   103,900   Bank One Corporation                                 $  4,736,801
   112,800   Citigroup Inc.                                          5,475,312
    22,000   Fifth Third Bancorp                                     1,300,200
    23,400   FleetBoston Financial Corporation                       1,021,410
    38,500   Golden West Financial Corporation                       3,972,815
    68,272   HSBC Holdings PLC                                       5,381,199
    41,350   JP Morgan Chase & Co.                                   1,518,786
    38,700   Lloyds TSB Group PLC                                    1,259,685
    88,200   Wells Fargo & Company                                   5,194,098
                                                                  ------------
                                                                    29,860,306
                                                                  ------------

             HOLDING AND OTHER
               INVESTMENT OFFICES 2.44%
     2,061   Berkshire Hathaway Inc. #<F2>                           5,801,715
                                                                  ------------

             INSURANCE AGENTS,
               BROKERS AND SERVICE 0.51%
    50,100   Aon Corporation                                         1,199,394
                                                                  ------------

             INSURANCE CARRIERS 10.01%
   106,700   American International Group, Inc.                      7,072,076
     2,900   American National
               Insurance Company                                       244,673
    22,580   CIGNA Corporation                                       1,298,350
    98,280   Loews Corporation                                       4,859,946
    86,210   The Phoenix Companies, Inc.                             1,037,968
    57,400   The Progressive Corporation                             4,798,066
    27,900   Transatlantic Holdings, Inc.                            2,254,320
   140,060   UnumProvident Corporation                               2,208,746
                                                                  ------------
                                                                    23,774,145
                                                                  ------------

             NON-DEPOSITORY CREDIT INSTITUTIONS 3.93%
   146,700   American Express Company                                7,075,341
    62,480   CIT Group Inc.                                          2,246,156
                                                                  ------------
                                                                     9,321,497
                                                                  ------------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES
               AND SERVICES 0.62%
    25,600   Morgan Stanley                                          1,481,472
                                                                  ------------
             Total Finance, Insurance,
               and Real Estate                                      71,438,529
                                                                  ------------

             MANUFACTURING 32.98%
             CHEMICALS AND ALLIED PRODUCTS 6.70%
   122,740   Bristol-Myers Squibb Company                            3,510,364
    30,100   Eli Lilly and Company                                   2,116,933
    43,540   Great Lakes Chemical Corporation                        1,183,853
    85,430   Merck & Co. Inc.                                        3,946,866
    34,900   Pfizer Inc.                                             1,233,017
   225,060   Schering-Plough Corporation                             3,913,793
                                                                  ------------
                                                                    15,904,826
                                                                  ------------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 2.68%
   573,830   Lucent Technologies Inc. #<F2>                          1,629,677
   177,620   Micron Technology, Inc. #<F2>                           2,392,541
   166,810   Motorola, Inc.                                          2,347,017
                                                                  ------------
                                                                     6,369,235
                                                                  ------------

             FOOD AND KINDRED PRODUCTS 2.36%
    90,430   Archer-Daniels-Midland Company                          1,376,345
    41,400   Diageo PLC                                              2,188,404
    16,000   Hershey Foods Corporation                               1,231,840
    24,900   Kraft Foods Inc.                                          802,278
                                                                  ------------
                                                                     5,598,867
                                                                  ------------

             INDUSTRIAL AND COMMERCIAL
               MACHINERY AND
               COMPUTER EQUIPMENT 1.46%
    65,920   Hewlett-Packard Company                                 1,514,182
    24,700   Lexmark International, Inc. #<F2>                       1,942,408
                                                                  ------------
                                                                     3,456,590
                                                                  ------------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 2.41%
    99,810   Eastman Kodak Company                                   2,562,123
   229,460   Xerox Corporation #<F2>                                 3,166,548
                                                                  ------------
                                                                     5,728,671
                                                                  ------------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 1.66%
   149,200   Tyco International Ltd.                                 3,953,800
                                                                  ------------

             PAPER AND ALLIED PRODUCTS 0.66%
    26,570   Kimberly-Clark Corporation                              1,570,021
                                                                  ------------

             PETROLEUM REFINING AND
               RELATED INDUSTRIES 1.35%
    48,852   ConocoPhillips                                          3,203,226
                                                                  ------------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 0.80%
    37,820   American Greetings Corporation #<F2>                      827,123
    12,100   Gannett Co., Inc.                                       1,078,836
                                                                  ------------
                                                                     1,905,959
                                                                  ------------

             RUBBER AND MISCELLANEOUS
               PLASTICS PRODUCTS 3.33%
   240,330   The Goodyear Tire
               & Rubber Company #<F2>                                1,888,994
    92,400   Sealed Air Corporation #<F2>                            5,002,536
    58,780   Tupperware Corporation                                  1,019,245
                                                                  ------------
                                                                     7,910,775
                                                                  ------------

             TOBACCO PRODUCTS 5.69%
   178,410   Altria Group, Inc.                                      9,709,072
    32,390   R.J. Reynolds Tobacco
               Holdings, Inc.                                        1,883,479
    53,840   UST Inc.                                                1,921,550
                                                                  ------------
                                                                    13,514,101
                                                                  ------------

             TRANSPORTATION EQUIPMENT 3.88%
    51,120   The Boeing Company                                      2,154,197
   169,800   Delphi Corporation                                      1,733,658
   189,530   Ford Motor Company                                      3,032,480
    43,150   General Motors Corporation                              2,304,210
                                                                  ------------
                                                                     9,224,545
                                                                  ------------
             Total Manufacturing                                    78,340,616
                                                                  ------------

             MINING 2.54%

             MINING AND QUARRYING OF NONMETALLIC
               MINERALS, EXCEPT FUELS 0.45%
    22,200   Vulcan Materials Company                                1,056,054
                                                                  ------------

             OIL AND GAS EXTRACTION 2.09%
    41,300   Devon Energy Corporation                                2,364,838
    28,500   EOG Resources, Inc.                                     1,315,845
    30,600   Occidental Petroleum Corporation                        1,292,544
                                                                  ------------
                                                                     4,973,227
                                                                  ------------
             Total Mining                                            6,029,281
                                                                  ------------

             RETAIL TRADE 6.85%

             BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY AND MOBILE
               HOME DEALERS 0.46%
    31,300   The Sherwin-Williams Company                            1,087,362
                                                                  ------------

             FOOD STORES 3.20%
   181,360   Albertson's, Inc.                                       4,107,804
   188,340   The Kroger Co. #<F2>                                    3,486,173
                                                                  ------------
                                                                     7,593,977
                                                                  ------------

             GENERAL MERCHANDISE STORES 2.48%
   116,000   Costco Wholesale Corporation #<F2>                      4,312,880
    54,560   The May Department
               Stores Company                                        1,586,059
                                                                  ------------
                                                                     5,898,939
                                                                  ------------

             MISCELLANEOUS RETAIL 0.71%
   134,610   Toys "R" Us, Inc. #<F2>                                 1,701,470
                                                                  ------------
             Total Retail Trade                                     16,281,748
                                                                  ------------

             SERVICES 7.83%

             BUSINESS SERVICES 3.53%
    30,700   D&B Corporation #<F2>                                   1,556,797
    65,240   Electronic Data
               Systems Corporation                                   1,600,990
    47,500   Microsoft Corporation                                   1,308,150
   473,370   Sun Microsystems, Inc. #<F2>                            2,215,231
   113,970   Unisys Corporation #<F2>                                1,692,455
                                                                  ------------
                                                                     8,373,623
                                                                  ------------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 0.69%
    27,200   Moody's Corporation                                     1,646,960
                                                                  ------------

             HEALTH SERVICES 1.99%
    32,300   HCA Inc.                                                1,387,608
   208,550   Tenet Healthcare Corporation #<F2>                      3,347,228
                                                                  ------------
                                                                     4,734,836
                                                                  ------------

             HOTELS, ROOMING HOUSES, CAMPS
               AND OTHER LODGING PLACES 0.45%
    23,000   Marriott International, Inc.                            1,062,600
                                                                  ------------

             PERSONAL SERVICES 1.17%
    29,900   H&R Block, Inc.                                         1,655,563
   210,440   Service Corporation International #<F2>                 1,134,272
                                                                  ------------
                                                                     2,789,835
                                                                  ------------
             Total Services                                         18,607,854
                                                                  ------------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 12.66%

             COMMUNICATIONS 6.28%
   141,020   BellSouth Corporation                                   3,990,866
   149,160   SBC Communications Inc.                                 3,888,601
   178,070   Sprint Corporation                                      2,923,909
   117,280   Verizon Communications Inc.                             4,114,182
                                                                  ------------
                                                                    14,917,558
                                                                  ------------

             ELECTRIC, GAS AND SANITARY SERVICES 4.99%
    41,700   American Electric
               Power Company, Inc.                                   1,272,267
   134,660   Duke Energy Corporation                                 2,753,797
   394,840   EL Paso Corporation                                     3,233,740
    40,790   FirstEnergy Corp.                                       1,435,808
    62,430   PG&E Corporation #<F2>                                  1,733,681
    48,090   Waste Management, Inc.                                  1,423,464
                                                                  ------------
                                                                    11,852,757
                                                                  ------------

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 0.50%
    16,000   United Parcel Service, Inc.                             1,192,800
                                                                  ------------

             TRANSPORTATION BY AIR 0.89%
    82,540   AMR Corporation #<F2>                                   1,068,893
    87,220   Delta Air Lines, Inc.                                   1,030,068
                                                                  ------------
                                                                     2,098,961
                                                                  ------------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                  30,062,076
                                                                  ------------

             WHOLESALE TRADE 1.69%

             WHOLESALE TRADE - NON-DURABLE GOODS 1.69%
   183,540   Safeway Inc. #<F2>                                      4,021,361
                                                                  ------------
             Total Wholesale Trade                                   4,021,361
                                                                  ------------
             TOTAL COMMON STOCK
               (COST $190,643,777)                                 224,781,465
                                                                  ------------

             SHORT TERM INVESTMENTS 6.34%

             MONEY MARKET FUND 6.34%
15,050,182   Federated Prime Obligations Fund                       15,050,182
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $15,050,182)                                   15,050,182
                                                                  ------------
             TOTAL INVESTMENTS 100.97%
               (COST $205,693,959)                                 239,831,647
                                                                  ------------
             LIABILITIES, LESS OTHER
               ASSETS (0.97)%                                       (2,284,073)
                                                                  ------------
             NET ASSETS 100%                                      $237,547,574
                                                                  ------------
                                                                  ------------

 #<F2>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 96.28%

             FINANCE, INSURANCE
               AND REAL ESTATE 6.62%

             INSURANCE CARRIERS 0.24%
     2,600   Cincinnati Financial Corporation                      $   108,888
     1,500   Axis Capital Holdings Limited                              43,920
                                                                   -----------
                                                                       152,808
                                                                   -----------

             NON-DEPOSITORY CREDIT INSTITUTIONS 2.28%
     2,400   CapitalSource Inc. #<F3>                                   52,032
    45,000   Financial Federal Corporation #<F3>                     1,374,750
                                                                   -----------
                                                                     1,426,782
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 4.10%
    27,000   BlackRock, Inc.                                         1,433,970
     1,800   The Chicago Mercantile Exchange                           130,248
    11,400   SEI Investments Company                                   347,358
    14,000   T. Rowe Price Group Inc.                                  663,740
                                                                   -----------
                                                                     2,575,316
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                       4,154,906
                                                                   -----------

             MANUFACTURING 24.91%

             CHEMICALS AND ALLIED PRODUCTS 2.40%
     3,200   Eon Labs, Inc. #<F3>                                      163,040
     6,400   Genentech, Inc. #<F3>                                     598,848
    14,400   MedImmune, Inc. #<F3>                                     365,760
     8,400   MGI Pharma, Inc. #<F3>                                    345,660
     2,400   Pharmion Corp. #<F3>                                       36,600
                                                                   -----------
                                                                     1,509,908
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 13.14%
    18,000   Altera Corporation #<F3>                                  408,600
    39,500   Applied Micro
               Circuits Corporation #<F3>                              236,210
    34,000   CIENA Corporation #<F3>                                   225,760
   180,000   Gemstar-TV Guide
               International, Inc.                                     909,000
    25,000   GlobespanVirata, Inc. #<F3>                               147,000
    11,500   Intersil Corporation                                      285,775
    41,700   Maxim Integrated Products, Inc.                         2,076,660
    27,000   Network Appliance, Inc. #<F3>                             554,310
     9,600   Novellus Systems, Inc. #<F3>                              403,680
    12,800   Research In Motion Limited #<F3>                          855,424
    55,300   Xilinx, Inc. #<F3>                                      2,142,322
                                                                   -----------
                                                                     8,244,741
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL
               MACHINERY AND COMPUTER
               EQUIPMENT 0.93%
    14,500   Graco Inc.                                                581,450
                                                                   -----------

             MEASURING, ANALYZING, AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 2.41%
    40,000   Techne Corporation #<F3>                                1,511,200
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 3.64%
    70,000   Packaging Corp. of America                              1,530,200
    31,500   Pactiv Corporation #<F3>                                  752,850
                                                                   -----------
                                                                     2,283,050
                                                                   -----------

             STONE, CLAY, GLASS AND
               CONCRETE PRODUCTS 2.39%
    34,000   Gentex Corporation                                      1,501,440
                                                                   -----------
             Total Manufacturing                                    15,631,789
                                                                   -----------

             MINING 2.43%

             OIL AND GAS EXTRACTION 2.43%
    33,000   EOG Resources, Inc.                                     1,523,610
                                                                   -----------
             Total Mining                                            1,523,610
                                                                   -----------

             RETAIL TRADE 13.90%

             EATING AND DRINKING PLACES 2.27%
    37,000   IHOP Corp.                                              1,423,760
                                                                   -----------

             HOME FURNITURE, FURNISHINGS
               AND EQUIPMENT STORES 4.68%
    33,800   Bed Bath & Beyond Inc. #<F3>                            1,465,230
    48,000   RadioShack Corporation                                  1,472,640
                                                                   -----------
                                                                     2,937,870
                                                                   -----------

             MISCELLANEOUS RETAIL 6.95%
    23,100   Amazon.com, Inc. #<F3>                                  1,215,984
    48,700   eBay Inc. #<F3>                                         3,145,533
                                                                   -----------
                                                                     4,361,517
                                                                   -----------
             Total Retail Trade                                      8,723,147
                                                                   -----------

             SERVICES 28.95%

             AMUSEMENT AND RECREATION SERVICES 1.88%
    34,600   Westwood One, Inc. #<F3>                                1,183,666
                                                                   -----------

             BUSINESS SERVICES 14.36%
    29,600   Agile Software Corporation #<F3>                          293,040
    14,000   BARRA, Inc. #<F3>                                         496,860
    27,000   BEA Systems, Inc. #<F3>                                   332,100
    10,500   CheckFree Corp. #<F3>                                     290,325
     9,500   Cognex Corporation                                        268,280
    34,000   GTECH Holdings Corporation                              1,682,660
    47,100   Juniper Networks, Inc. #<F3>                              879,828
    14,400   Robert Half International Inc. #<F3>                      336,096
    55,200   Siebel Systems, Inc. #<F3>                                765,624
   215,000   SkillSoft PLC #<F3>                                     1,859,750
    22,900   webMethods, Inc. #<F3>                                    209,535
    35,300   Yahoo! Inc. #<F3>                                       1,594,501
                                                                   -----------
                                                                     9,008,599
                                                                   -----------

             EDUCATIONAL SERVICES 2.20%
    55,000   DeVry, Inc. #<F3>                                       1,382,150
                                                                   -----------

             ENGINEERING, ACCOUNTING,
               RESEARCH, MANAGEMENT AND
               RELATED SERVICES 6.76%
    24,600   Affymetrix, Inc. #<F3>                                    605,406
    17,000   Moody's Corporation                                     1,029,350
    22,200   Paychex, Inc.                                             825,840
   153,000   The ServiceMaster Company                               1,782,450
                                                                   -----------
                                                                     4,243,046
                                                                   -----------

             HEALTH SERVICES 0.82%
     7,700   Express Scripts, Inc. #<F3>                               511,511
                                                                   -----------

             PERSONAL SERVICES 2.93%
    48,000   Weight Watchers
               International, Inc. #<F3>                             1,841,760
                                                                   -----------
             Total Services                                         18,170,732
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS, AND SANITARY SERVICES 19.47%

             COMMUNICATIONS 14.41%
    19,000   Cablevision Systems
               New York Group #<F3>                                    444,410
     4,500   Citadel Broadcasting Company #<F3>                        100,665
    12,200   Clear Channel Communications, Inc.                        571,326
    20,100   Cox Radio, Inc. #<F3>                                     507,123
    44,200   EchoStar Communications
               Corporation #<F3>                                     1,502,800
    22,000   Global Payments Inc.                                    1,036,640
    29,765   InterActiveCorp #<F3>                                   1,009,927
       422   InterActiveCorp #<F3>                                      18,019
    77,200   Sprint Corp (PCS Group) #<F3>                             433,864
     4,800   Telephone and Data Systems, Inc.                          300,240
    51,700   Time Warner Telecom Inc. #<F3>                            523,721
    41,512   Univision Communications Inc. #<F3>                     1,647,611
    36,000   XM Satellite Radio Holdings Inc. #<F3>                    948,960
                                                                   -----------
                                                                     9,045,306
                                                                   -----------

             TRANSPORTATION SERVICES 5.06%
    40,000   C.H. Robinson Worldwide, Inc.                           1,516,400
    44,000   Expeditors International
               of Washington, Inc.                                   1,657,040
                                                                   -----------
                                                                     3,173,440
                                                                   -----------
             Total Transportation,
               Communications, Electric,
               Gas and Sanitary Services                            12,218,746
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $52,122,836)                                   60,422,930
                                                                   -----------

             SHORT TERM INVESTMENTS 5.15%

             MONEY MARKET FUND 5.15%
 3,235,560   Federated Prime Obligations Fund                        3,235,560
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $3,235,560)                                     3,235,560
                                                                   -----------
             TOTAL INVESTMENTS 101.43%
               (COST $55,358,396)                                   63,658,490
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (1.43)%                                         (894,916)
                                                                   -----------
             NET ASSETS 100%                                       $62,763,574
                                                                   -----------
                                                                   -----------

 #<F3>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 NUMBER OF                                                          MARKET
  SHARES                                                            VALUE
---------                                                           ------
             COMMON STOCK 93.65%

             FINANCE, INSURANCE
               AND REAL ESTATE 21.58%

             DEPOSITORY INSTITUTIONS 5.03%
    16,700   Banknorth Group, Inc.                                 $   543,251
    13,100   GreenPoint Financial Corp.                                462,692
    11,200   Hibernia Corporation                                      263,312
    20,500   Northern Trust Corporation                                951,610
    19,500   North Fork Bancorporation, Inc.                           789,165
                                                                   -----------
                                                                     3,010,030
                                                                   -----------

             HOLDING AND OTHER
               INVESTMENT OFFICES 1.93%
    16,300   Brascan Corporation                                       497,802
    14,025   The Rouse Company                                         659,175
                                                                   -----------
                                                                     1,156,977
                                                                   -----------

             INSURANCE AGENTS, BROKERS
               AND SERVICES 0.89%
    15,600   Willis Group Holdings Limited                             531,492
                                                                   -----------

             INSURANCE CARRIERS 10.75%
     8,600   Ambac Financial Group, Inc.                               596,754
    12,800   Everest Re Group, Ltd.                                  1,082,880
    20,150   HCC Insurance Holdings, Inc.                              640,770
    15,400   Horace Mann Educators Corporation                         215,138
     2,235   Markel Corporation #<F4>                                  566,595
    19,300   MBIA Inc.                                               1,143,139
    10,600   Oxford Health Plans, Inc.                                 461,100
    36,700   The Phoenix Companies, Inc.                               441,868
    15,100   The St. Paul Companies, Inc.                              598,715
     8,875   XL Capital Ltd.                                           688,256
                                                                   -----------
                                                                     6,435,215
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 2.98%
    12,500   Franklin Resources, Inc.                                  650,750
    38,900   Janus Capital Group Inc.                                  638,349
    10,425   T. Rowe Price Group Inc.                                  494,249
                                                                   -----------
                                                                     1,783,348
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                      12,917,062
                                                                   -----------

             MANUFACTURING 31.49%

             CHEMICALS AND ALLIED PRODUCTS 3.58%
   237,600   Church & Dwight Co.                                       237,600
    11,400   The Clorox Company                                        553,584
    13,200   The Dial Corporation                                      296,088
    16,000   Georgia Gulf Corporation                                  462,080
    17,100   International Flavors
               & Fragrances Inc.                                       597,132
                                                                   -----------
                                                                     2,146,484
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 3.58%
   111,500   Agere Systems Inc. #<F4>                                  344,230
    31,900   Andrew Corporation #<F4>                                  367,169
    55,100   Arris Group Inc. #<F4>                                    398,924
    15,750   Energizer Holdings, Inc. #<F4>                            591,570
     8,700   Moog Inc. #<F4>                                           439,660
                                                                   -----------
                                                                     2,141,553
                                                                   -----------

             FABRICATED METAL PRODUCTS,
               EXCEPT MACHINERY AND
               TRANSPORTATION EQUIPMENT 0.58%
    15,500   Watts Water Technologies, Inc.                            344,100
                                                                   -----------

             FOOD AND KINDRED PRODUCTS 1.26%
     3,200   Adolph Coors Company                                       61,710
     8,100   American Italian Pasta Company #<F4>                      347,770
    11,550   McCormick &
               Company, Incorporated                                   347,655
                                                                   -----------
                                                                       757,135
                                                                   -----------

             FURNITURE AND FIXTURES 1.96%
    25,250   Herman Miller, Inc.                                       612,818
    39,250   Steelcase Inc.                                            563,630
                                                                   -----------
                                                                     1,176,448
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL
               MACHINERY AND COMPUTER
               EQUIPMENT 5.69%
    12,425   The Black & Decker Corporation                            612,801
    16,375   IDEX Corporation                                          681,036
    20,775   Pitney Bowes Inc.                                         843,881
    20,000   The Stanley Works                                         757,400
    13,800   York International Corporation                            507,840
                                                                   -----------
                                                                     3,402,958
                                                                   -----------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 3.37%
    19,400   Baxter International Inc.                                 592,088
     7,300   C.R. Bard, Inc.                                           593,125
    15,300   CTI Molecular Imaging, Inc. #<F4>                         258,723
    14,150   Invacare Corporation                                      571,235
                                                                   -----------
                                                                     2,015,171
                                                                   -----------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 0.29%
     8,225   Hasbro, Inc.                                              175,028
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 2.62%
    26,000   Boise Cascade Corporation                                 854,360
     6,400   Bowater Incorporated                                      296,384
    19,200   Packaging Corp of America                                 419,712
                                                                   -----------
                                                                     1,570,456
                                                                   -----------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 4.94%
    17,400   Belo Corp.                                                493,116
    14,800   Harte-Hanks, Inc.                                         321,900
     6,500   Knight-Ridder, Inc.                                       502,905
     8,165   The McClatchy Company                                     561,752
    26,200   Moore Wallace Incorporated #<F4>                          513,202
    19,250   Valassis Communications, Inc. #<F4>                       564,988
                                                                   -----------
                                                                     2,957,863
                                                                   -----------

             TRANSPORTATION EQUIPMENT 3.62%
    23,500   Goodrich Corporation                                      694,746
    14,500   A.O. Smith Corporation                                    508,225
    19,700   United Defense Industries, Inc. #<F4>                     628,036
    19,800   Wabtec Corporation                                        337,392
                                                                   -----------
                                                                     2,168,399
                                                                   -----------
             Total Manufacturing                                    18,855,595
                                                                   -----------

             MINING 1.75%

             OIL AND GAS EXTRACTION 1.75%
    31,700   Pride International, Inc. #<F4>                           590,888
     10500   Weatherford International Ltd. #<F4>                      457,200
                                                                   -----------
                                                                     1,048,088
                                                                   -----------
             Total Mining                                            1,048,088
                                                                   -----------

             RETAIL TRADE 3.01%
             AUTOMOTIVE DEALERS AND GASOLINE
               SERVICE STATIONS 0.48%
    15,300   CSK Auto Corporation #<F4>                                287,181
                                                                   -----------

             GENERAL MERCHANDISE STORES 0.48%
     5,325   The Neiman Marcus Group, Inc. #<F4>                       285,793
                                                                   -----------

             EATING AND DRINKING PLACES 2.05%
    12,400   ARAMARK Corporation                                       340,008
    25,900   Yum! Brands, Inc #<F4>                                    890,960
                                                                   -----------
                                                                     1,230,968
                                                                   -----------
             Total Retail Trade                                      1,803,942
                                                                   -----------

             SERVICES 21.96%

             AMUSEMENT AND
               RECREATION SERVICES 0.47%
    11,500   Alliance Gaming Corporation #<F4>                         283,475
                                                                   -----------

             BUSINESS SERVICES 15.42%
     8,150   ADVO, Inc.                                                239,788
    20,600   Amdocs Limited #<F4>                                      463,088
    40,000   The BISYS Group, Inc. #<F4>                               595,200
     8,200   Brady Corporation                                         334,150
    37,175   Cendant Corporation #<F4>                                 827,887
    10,075   Certegy Inc.                                              330,460
    14,575   D&B Corporation #<F4>                                     739,098
    22,850   Equifax Inc.                                              559,825
       557   Grey Global Group Inc.                                    380,459
    10,900   Hyperion Solutions Corporation #<F4>                      328,526
    40,850   IMS Health Incorporated                                 1,015,531
    45,910   The Interpublic Group
               of Companies, Inc. #<F4>                                716,196
     6,600   Lamar Advertising Company #<F4>                           246,312
    10,200   Manpower Inc.                                             480,216
    48,600   Novell, Inc. #<F4>                                        511,272
    30,650   Sotheby's Holdings, Inc. #<F4>                            418,679
    23,500   SunGard Data Systems Inc. #<F4>                           651,185
    13,600   Take-Two Interactive
               Software, Inc. #<F4>                                    391,816
                                                                   -----------
                                                                     9,229,688
                                                                   -----------

             EDUCATIONAL SERVICES 0.38%
     9,050   DeVry, Inc. #<F4>                                         227,427
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 2.17%
    36,350   Accenture Ltd. #<F4>                                      956,732
    29,700   The ServiceMaster Company                                 346,005
                                                                   -----------
                                                                     1,302,737
                                                                   -----------

             HEALTH SERVICES 1.88%
     9,800   Kindred Healthcare, Inc. #<F4>                            509,404
    22,500   Sierra Health Services, Inc. #<F4>                        617,625
                                                                   -----------
                                                                     1,127,029
                                                                   -----------

             HOTELS, ROOMING HOUSES, CAMPS
               AND OTHER LODGING PLACES 0.98%
    31,600   Intrawest Corporation                                     584,284
                                                                   -----------

             MOTION PICTURES 0.66%
    28,500   Hollywood Entertainment
               Corporation #<F4>                                       391,875
                                                                   -----------
             Total Service                                          13,146,515
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 8.88%

             COMMUNICATIONS 3.55%
    20,150   Anixter International Inc. #<F4>                          521,482
    21,855   Cablevision Systems
               New York Group #<F4>                                    511,188
    21,400   CenturyTel, Inc.                                          698,068
     7,500   Entercom Communications Corp. #<F4>                       397,200
                                                                   -----------
                                                                     2,127,938
                                                                   -----------

             ELECTRIC, GAS AND SANITARY SERVICES 2.78%
     7,500   Peoples Energy Corporation                                315,300
    21,200   PG&E Corporation #<F4>                                    588,724
    11,600   PPL Corporation                                           507,500
    34,000   Reliant Resources, Inc. #<F4>                             250,240
                                                                   -----------
                                                                     1,661,764
                                                                   -----------

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 1.36%
     9,100   CNF Inc.                                                  308,490
    14,000   Yellow Roadway Corporation #<F4>                          506,380
                                                                   -----------
                                                                       814,870
                                                                   -----------

             WATER TRANSPORTATION 1.19%
    20,500   Royal Caribbean Cruises Ltd.                              713,195
                                                                   -----------
             Total Transportation,
               Communications, Electric,
               Gas and Sanitary Services                             5,317,767
                                                                   -----------

             WHOLESALE TRADE 4.98%

             WHOLESALE TRADE-DURABLE GOODS 3.96%
    24,400   Apogent Technologies Inc. #<F4>                           562,176
    21,200   IKON Office Solutions, Inc.                               277,524
    16,300   Insight Enterprises, Inc.                                 306,440
    30,350   Omnicare, Inc.                                          1,225,837
                                                                   -----------
                                                                     2,371,977
                                                                   -----------

             WHOLESALE TRADE-NON-DURABLE GOODS 1.02%
    24,200   Airgas, Inc.                                              547,740
     5,900   Safeway Inc. #<F4>                                         59,157
                                                                   -----------
                                                                       606,897
                                                                   -----------
             Total Wholesale Trade                                   2,978,874
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $47,170,240)                                   56,067,843
                                                                   -----------

             SHORT TERM INVESTMENTS 5.80%

             MONEY MARKET FUND 5.80%
 3,473,097   Federated Prime Obligations Fund                        3,473,097
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $3,473,097)                                     3,473,097
                                                                   -----------
             TOTAL INVESTMENTS 99.45%
               (COST $50,643,337)                                   59,540,940
                                                                   -----------
             OTHER ASSETS, LESS LIABILITIES
               0.55%                                                   330,145
                                                                   -----------
             NET ASSETS 100%                                       $59,871,085
                                                                   -----------
                                                                   -----------

#<F4>  Non-income producing security.

                       See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 NUMBER OF                                                           MARKET
  SHARES                                                              VALUE
---------                                                            ------
             COMMON STOCK 96.24%

             AUSTRALIA 4.21%
   100,000   BHP Billiton Limited                                 $  1,826,000
   111,800   Boral Limited                                           1,711,669
   293,400   Coca-Cola Amatil Limited                                2,754,439
                                                                  ------------
                                                                     6,292,108
                                                                  ------------

             AUSTRIA 0.74%
    17,900   Erste Bank der oesterreichischen
               Sparkassen AG                                         1,105,993
                                                                  ------------

             BRAZIL 0.65%
    33,400   Petroleo Brasileiro SA - Petrobras #<F5>                  976,616
                                                                  ------------

             BRITAIN 18.33%
    60,000   Anglo American PLC                                      1,327,200
    38,400   AstraZeneca PLC                                         1,857,792
    43,500   BP PLC                                                  2,146,725
    57,900   Barclays PLC                                            2,104,665
    21,700   Celltech Group PLC #<F5>                                  289,912
   204,200   Compass Group PLC                                       1,389,091
    31,200   Diageo PLC                                              1,649,232
   146,000   EMI Group PLC                                             829,835
    25,200   Galen Holdings PLC                                      1,310,375
    24,400   HSBC Holdings PLC                                       1,923,208
    44,531   J Sainsbury PLC                                           997,267
   299,800   Pearson PLC                                             3,360,758
    26,200   Rio Tinto PLC                                           2,916,322
   210,200   Vodafone Group PLC                                      5,263,408
                                                                  ------------
                                                                    27,365,790
                                                                  ------------

             CANADA 0.47%
    11,000   Canadian National
               Railway Company                                         696,080
                                                                  ------------

             FINLAND 2.14%
   187,605   Nokia Oyj                                               3,189,285
                                                                  ------------

             FRANCE 14.81%
    80,010   Alcatel SA                                              1,028,129
   187,700   Axa                                                     4,029,919
   140,800   BNP Paribas SA                                          4,432,863
    49,500   Dassault Systemes SA                                    2,272,050
    48,100   France Telecom SA                                       1,375,179
    61,100   Groupe Danone                                           1,985,139
    89,750   PernodRicard SA                                         2,494,781
    45,700   Sanofi-Synthelabo SA                                    1,725,175
    30,000   Total SA                                                2,775,300
                                                                  ------------
                                                                    22,118,535
                                                                  ------------

             GERMANY 7.90%
    48,600   Continental AG                                          1,850,085
   195,600   Deutsche Telekom AG                                     3,546,228
    33,400   E.ON AG                                                 2,185,696
     6,600   Puma AG Rudolf Dassler Sport                            1,165,489
    35,900   SAP AG                                                  1,492,004
    19,500   Siemens AG                                              1,558,830
                                                                  ------------
                                                                    11,798,332
                                                                  ------------

             HONG KONG 3.80%
   314,600   The Bank of East Asia, Ltd.                               966,451
    36,400   Hutchison Whampoa Limited                               1,342,097
    32,000   Shanghai Industrial
               Holdings Limited                                        731,619
   926,000   Sino Land Company Limited                               2,638,915
                                                                  ------------
                                                                     5,679,082
                                                                  ------------

             INDIA 0.96%
    48,400   ICICI Bank Limited                                        831,512
     6,200   Infosys Technologies Limited                              593,340
                                                                  ------------
                                                                     1,424,852
                                                                  ------------

             INDONESIA 0.50%
    45,800   PT Telekomunikasi Indonesia                               752,036
                                                                  ------------

             IRELAND 1.33%
    39,300   Ryanair Holdings PLC #<F5>                              1,990,152
                                                                  ------------

             ISRAEL 0.38%
    10,000   Teva Pharmaceutical Industries Ltd.                       567,100
                                                                  ------------

             ITALY 2.57%
    22,700   Eni SPA                                                 2,156,046
    96,600   Luxottica Group SPA                                     1,680,840
                                                                  ------------
                                                                     3,836,886
                                                                  ------------

             JAPAN 22.63%
    99,000   Advantest Corporation                                   1,967,130
    56,400   Arisawa Mfg. Co., Ltd.                                  2,283,997
    82,700   Canon Inc.                                              3,939,828
    66,500   Funai Electric Co., Ltd. #<F5>                          1,825,538
    60,600   Honda Motor Co., Ltd.                                   1,363,500
     3,200   Kao Corporation                                           650,928
    21,000   Komatsu Ltd.                                              532,984
    32,000   Konami Corporation                                        948,480
   206,800   Matsushita Electric
               Industrial Co., Ltd.                                  2,882,792
    98,800   Mitsubishi Corporation                                  2,094,560
   232,600   Mitsubishi Tokyo Financial
               Group, Inc. (MTFG) #<F5>                              1,821,258
   151,439   NEC Corporation                                         1,137,155
   182,000   NTT DoCoMo, Inc.                                        4,167,800
   125,600   Nintendo Co., Ltd.                                      1,464,961
    55,600   Nippon Telegraph and
               Telephone Corporation (NTT)                           1,365,536
    59,500   Nissan Motor Co., Ltd.                                  1,336,370
     2,000   Nitto Denko Corporation                                 1,063,731
    66,000   Nomura Holdings, Inc.                                   1,117,380
    32,700   Pioneer Corporation                                       921,159
    25,900   Sony Corporation                                          897,953
                                                                  ------------
                                                                    33,783,040
                                                                  ------------

             MEXICO 0.85%
    24,600   America Movil SA de CV                                    672,564
    23,000   Cemex SA de CV                                            602,600
                                                                  ------------
                                                                     1,275,164
                                                                  ------------

             NETHERLANDS 3.25%
   150,478   Aegon NV                                                2,227,074
    30,000   Akzo Nobel NV                                           1,146,000
    63,200   ING Groep NV                                            1,479,512
                                                                  ------------
                                                                     4,852,586
                                                                  ------------

             SINGAPORE 1.94%
    41,000   DBS Group Holdings Limited                              1,419,539
    95,400   United Overseas Bank Limited                            1,482,993
                                                                  ------------
                                                                     2,902,532
                                                                  ------------

             SOUTH AFRICA 0.56%
    66,000   ABSA Group Limited                                        833,329
                                                                  ------------

             SOUTH KOREA 0.90%
    18,000   Kookmin Bank                                              681,120
    19,300   POSCO                                                     655,621
                                                                  ------------
                                                                     1,336,741
                                                                  ------------

             SWEDEN 2.45%
    50,000   AB SKF                                                  1,931,815
    32,700   Atlas Copco AB                                          1,170,245
    12,500   Electrolux AB                                             553,250
                                                                  ------------
                                                                     3,655,310
                                                                  ------------

             SWITZERLAND 3.79%
    53,450   Novartis AG                                             2,452,821
    14,000   Roche Holding AG                                        1,412,169
    26,500   Swiss Re                                                1,789,166
                                                                  ------------
                                                                     5,654,156
                                                                  ------------

             TAIWAN 0.43%
    63,288   Taiwan Semiconductor
               Manufacturing Company Ltd. #<F5>                        648,069
                                                                  ------------

             THAILAND 0.65%
   248,000   Shin Corporation Public
               Company Limited                                         970,151
                                                                  ------------
             TOTAL COMMON STOCK
               (COST $116,234,990)                                 143,703,925
                                                                  ------------

             SHORT TERM INVESTMENTS 3.49%

             MONEY MARKET FUND 3.49%
 5,215,971   Federated Prime Obligations Fund                        5,215,971
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $5,215,971)                                     5,215,971
                                                                  ------------
             TOTAL INVESTMENTS 99.73%
               (COST $121,450,961)                                 148,919,896
                                                                  ------------
             OTHER ASSETS, LESS
               LIABILITIES 0.27%                                       399,925
                                                                  ------------
             NET ASSETS 100%                                      $149,319,821
                                                                  ------------
                                                                  ------------

 #<F5>  Non-income producing security.

                       See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 NUMBER OF                                                               MARKET
  SHARES                                                                 VALUE
---------                                                                ------
             REAL ESTATE INVESTMENT TRUSTS 95.09%

             COMMON STOCK 88.10%

             APARTMENTS 22.62%
    21,180   Apartment Investment &
               Management Company                                  $   730,710
    46,715   Archstone-Smith Trust                                   1,307,085
    32,480   Avalonbay Communities, Inc.                             1,552,544
    17,120   BRE Properties, Inc.                                      571,808
    15,210   Camden Property Trust                                     673,803
    89,940   Equity Residential                                      2,654,129
    18,330   Essex Property Trust, Inc.                              1,177,153
     7,260   Gables Residential Trust                                  252,212
    25,660   Home Properties, Inc.                                   1,036,407
    80,960   United Dominion Realty Trust, Inc.                      1,554,432
                                                                   -----------
                                                                    11,510,283
                                                                   -----------

             DIVERSIFIED 9.03%
     7,420   Colonial Properties Trust                                 293,832
    30,820   Liberty Property Trust                                  1,198,898
    53,550   Vornado Realty Trust                                    2,931,863
     5,810   Washington Real
               Estate Investment Trust                                 169,652
                                                                   -----------
                                                                     4,594,245
                                                                   -----------

             OFFICE PROPERTY 17.05%
     8,660   Alexandria Real
               Estate Equities, Inc.                                   501,414
     7,400   American Financial Realty Trust                           126,170
    29,590   Arden Realty, Inc.                                        897,761
    29,280   Boston Properties, Inc.                                 1,411,003
    11,860   Brandywine Realty Trust                                   317,492
    30,200   CarrAmerica Realty Corporation                            899,356
     6,900   Corporate Office Properties Trust                         144,900
     8,020   Cousins Properties, Inc.                                  245,412
    30,330   Crescent Real Estate
               Equities Company                                        519,553
    39,550   Equity Office Properties Trust                          1,133,108
     8,800   Glenborough Realty
               Trust Incorporated                                      175,560
     3,840   Kilroy Realty Corporation                                 125,760
     8,980   Mack-Cali Realty Corporation                              373,747
    26,400   Maguire Properties, Inc.                                  641,520
    11,500   Prentiss Properties Trust                                 379,385
    19,040   SL Green Realty Corp.                                     781,592
                                                                   -----------
                                                                     8,673,733
                                                                   -----------

             REGIONAL MALLS 18.56%
     8,640   CBL & Associates Properties, Inc.                         488,160
    59,320   General Growth Properties, Inc.                         1,646,130
    44,940   The Macerich Company                                    1,999,830
    13,290   The Rouse Company                                         624,630
    87,710   Simon Property Group, Inc.                              4,064,481
    30,000   Taubman Centers, Inc.                                     618,000
                                                                   -----------
                                                                     9,441,231
                                                                   -----------

             SHOPPING CENTERS 11.13%
    14,150   Developers Diversified
               Realty Corporation                                      475,016
    26,690   Federal Realty Investment Trust                         1,024,629
    12,470   Kimco Realty Corporation                                  558,033
    14,830   New Plan Excel Realty Trust                               365,856
    37,010   Pan Pacific Retail Properties, Inc.                     1,763,527
    25,020   Regency Centers Corporation                               997,047
    10,860   Weingarten Realty Investors                               481,641
                                                                   -----------
                                                                     5,665,749
                                                                   -----------

             WAREHOUSE/INDUSTRIAL 9.71%
    42,100   AMB Property Corporation                                1,384,248
     6,610   CenterPoint Properties Trust                              495,089
    15,920   Duke Realty Corporation                                   493,520
    72,970   ProLogis                                                2,341,607
     5,450   PS Business Parks, Inc.                                   224,867
                                                                   -----------
                                                                     4,939,331
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $37,637,856)                                   44,824,572
                                                                   -----------

             PREFERRED STOCK 6.99%

             DIVERSIFIED 0.68%
    12,900   Lexington Corporate
               Properties Trust, 8.05%                                 345,075
                                                                   -----------

             OFFICE PROPERTY 2.28%
    42,900   Equity Office Properties Trust, 7.75%                   1,161,732
                                                                   -----------

             REGIONAL MALLS 2.92%
    47,500   CBL & Associates, 7.75%                                 1,287,250
     7,100   The Mills Corp., 9.00%                                    196,280
                                                                   -----------
                                                                     1,483,530
                                                                   -----------

             SHOPPING CENTERS 1.11%
    11,700   Developers Diversified Realty, 8.00%                      315,666
     9,300   New Plan Excel Realty Trust, 7.625%                       248,031
                                                                   -----------
                                                                       563,697
                                                                   -----------
             TOTAL PREFERRED STOCK
               (COST $3,319,728)                                     3,554,034
                                                                   -----------

             SHORT TERM INVESTMENTS 5.31%

             MONEY MARKET FUND 5.31%
 2,700,368   Federated Prime Obligations Fund                        2,700,368
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,700,368)                                     2,700,368
                                                                   -----------
             TOTAL INVESTMENTS 100.40%
               (COST $43,657,952)                                   51,078,974
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (0.40)%                                         (201,115)
                                                                   -----------
             NET ASSETS 100%                                       $50,877,859
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 PRINCIPAL                                                           MARKET
  AMOUNT                                                              VALUE
---------                                                            ------
             MUNICIPAL BONDS 92.00%

             ALABAMA 0.70%
  $125,000   Alabama State Public School
               & College Authority,
               5.00%, 02-01-2012                                   $   138,133
   195,000   Birmingham, Alabama,
               5.00%, 04-01-2008                                       215,300
                                                                   -----------
                                                                       353,433
                                                                   -----------

             ARIZONA 3.17%
   135,000   Maricopa County Arizona School
               District No. 3 Tempe Elementary,
               5.00%, 07-01-2012                                       152,184
   500,000   Maricopa County Arizona Unified
               School District No. 48 Scottsdale,
               4.75%, 07-01-2010                                       555,580
   300,000   Navajo County Arizona Unified
               School District No. 32 Blue Ridge,
               5.00%, 07-01-2014                                       338,931
   500,000   Phoenix Arizona Civic
               Improvement Corporation,
               5.60%, 07-01-2017                                       549,840
                                                                   -----------
                                                                     1,596,535
                                                                   -----------

             CALIFORNIA 3.70%
 1,225,000   California State Public Works,
               5.80%, 01-01-2013                                     1,356,614
   100,000   Fallbrook California High School
               District San Diego County,
               5.375%, 09-01-2014                                      115,585
   350,000   Los Angeles County California
               Metropolitan Transportation
               Authority Sales Tax Revenue,
               5.00%, 07-01-2014                                       389,081
                                                                   -----------
                                                                     1,861,280
                                                                   -----------

             CONNECTICUT 3.08%
   425,000   Connecticut State,
               5.25%, 06-15-2009                                       481,108
 1,025,000   Connecticut State Special Tax
               Obligations, 4.00%, 09-01-2005                        1,070,613
                                                                   -----------
                                                                     1,551,721
                                                                   -----------

             COLORADO 2.17%
   935,000   Lower Colorado River Authority,
               6.00%, 05-15-2013                                     1,093,987
                                                                   -----------

             DISTRICT OF COLUMBIA 1.12%
   100,000   District of Columbia,
               5.50%, 06-01-2007                                       110,829
   200,000   District of Columbia,
               5.50%, 06-01-2008                                       224,774
   200,000   District of Columbia,
               5.50%, 06-01-2009                                       227,110
                                                                   -----------
                                                                       562,713
                                                                   -----------

             FLORIDA 0.66%
   100,000   Dane County Florida Water & Sewer
               Systems, 6.25%, 10-01-2007                              114,523
   100,000   Jacksonville Florida Excise Taxes,
               5.65%, 10-01-2005                                       107,244
   100,000   Mary Esther Florida Water &
               Sewer, 4.95%, 01-01-2007                                108,722
                                                                   -----------
                                                                       330,489
                                                                   -----------

             GEORGIA 1.13%
   500,000   Atlanta Georgia Water & Wastewater,
               5.00%, 11-01-2038                                       566,265
                                                                   -----------

             HAWAII 0.23%
   100,000   Honolulu Hawaii City & County,
               6.00%, 01-01-2009                                       116,311
                                                                   -----------

             IOWA 0.99%
   480,000   Polk County Iowa,
               4.00%, 06-01-2012                                       498,696
                                                                   -----------

             ILLINOIS 6.66%
   305,000   Chicago Illinois,
               5.50%, 01-01-2015                                       352,400
    75,000   Chicago Illinois Park District,
               6.25%, 01-01-2016                                        88,761
   750,000   Chicago Illinois Neighborhoods,
               5.00%, 01-01-2010                                       839,040
   500,000   Chicago Illinois Wastewater
               Transmission, 5.50%, 01-01-2010                         573,035
   100,000   Chicago Illinois Wastewater
               Transmission, 5.375%, 01-01-2013                        114,184
   100,000   Chicago Illinois Wastewater
               Transmission, 6.05%, 12-01-2009                         117,626
   100,000   Chicago Illinois Metropolitan Water
               Reclamation District Greater
               Chicago, 5.50%, 12-01-2012                              115,961
   100,000   Du Page & Cook Counties Illinois,
               4.375%, 01-01-2009                                      108,056
   100,000   Illinois State, 5.25%, 08-01-2012                         112,822
   100,000   Illinois State Sales Tax,
               5.375%, 06-15-2007                                      110,677
   220,000   Illinois State Sales Tax,
               5.50%, 06-15-2009                                       251,455
   500,000   Regional Transportation Authority
               Illinois, 5.375%, 06-01-2014                            571,460
                                                                   -----------
                                                                     3,355,477
                                                                   -----------

             INDIANA 2.22%
   200,000   Purdue University Indiana,
               4.25%, 07-01-2008                                       215,824
   500,000   Purdue University Indiana,
               5.25%, 07-01-2008                                       560,715
   300,000   Sunman Dearborn Indiana
               Intermediate School Building
               Corp, 5.375%, 07-15-2012                                341,079
                                                                   -----------
                                                                     1,117,618
                                                                   -----------

             MARYLAND 0.18%
    75,000   Maryland State,
               5.50%, 03-01-2013                                        87,681
                                                                   -----------

             MASSACHUSETTS 3.84%
    95,000   Massachusetts Bay Transportation
               Authority, 5.50%, 03-01-2012                            109,169
 1,450,000   Massachusetts State,
               5.50%, 11-01-2016                                     1,682,218
   120,000   Massachusetts State Water Resources
               Authority, 6.25%, 12-01-2011                            145,468
                                                                   -----------
                                                                     1,936,855
                                                                   -----------

             MICHIGAN 8.81%
 1,175,000   Clarkston Michigan Community
               Schools, 5.00%, 05-01-2016                            1,280,868
   430,000   Detroit Michigan Sewer Disposal
               Revenue, 7.10%, 12-15-2009                              499,127
   150,000   Dundee Michigan Community School
               District, 5.375%, 05-01-2010                            171,661
   600,000   Kalamazoo Michigan Public
               Library, 5.40%, 05-01-2014                              691,812
 1,610,000   Michigan State Building Authority
               Revenue, 6.00%, 10-01-2006                            1,795,649
                                                                   -----------
                                                                     4,439,117
                                                                   -----------

             MINNESOTA 1.53%
   400,000   Osseo Minnesota Independent School
               District 279, 5.00%, 02-01-2013                         446,320
   295,000   Prior Lake Minnesota Independent
               School District No 719,
               4.75%, 02-01-2010                                       326,898
                                                                   -----------
                                                                       773,218
                                                                   -----------

             MISSOURI 0.66%
   300,000   Kansas City Missouri Municipal
               Assistance Corp, 5.00%, 03-01-2012                      334,620
                                                                   -----------

             NEBRASKA 0.23%
   100,000   Omaha Nebraska Special Obligations,
               5.375%, 02-01-2013                                      113,609
                                                                   -----------

             NEVADA 0.30%
   135,000   Clark County Nevada School
               District, 6.00%, 06-15-2007                             150,811
                                                                   -----------

             NEW JERSEY 2.37%
   420,000   Gateway New Jersey Housing
               Development Corporation,
               10.50%, 08-01-2025                                      420,487
   700,000   New Jersey State Turnpike Authority,
               6.75%, 01-01-2009                                       775,712
                                                                   -----------
                                                                     1,196,199
                                                                   -----------

             NEW MEXICO 2.32%
 1,035,000   University New Mexico,
               5.25%, 06-01-2014                                     1,170,161
                                                                   -----------

             NEW YORK 7.37%
   560,000   Long Island Power Authority
               New York Electric System,
               4.00%, 12-01-2010                                       581,901
   300,000   Metropolitan Transportation
               Authority New York Service
               Contract, 5.25%, 07-01-2007                             329,484
   100,000   Metropolitan Transportation
               Authority New York Dedicated
               Tax Fund, 5.25%, 04-01-2009                             110,604
   350,000   Nassau County New York
               Interim Finance Authority,
               5.00%, 11-15-2007                                       387,419
   100,000   New York, New York,
               5.25%, 08-01-2011                                       113,108
   500,000   New York City Transit Authority,
               Metropolitan Transportation
               Authority Triborough,
               5.625%, 01-01-2012                                      569,710
   600,000   New York State Dormitory
               Authority, 5.25%, 11-15-2023                            659,520
   200,000   New York State Tollway Authority,
               5.25%, 01-01-2010                                       223,282
   650,000   Triborough Bridge and Tunnel
               Authority, 5.25%, 11-15-2015                            738,608
                                                                   -----------
                                                                     3,713,636
                                                                   -----------

             NORTH CAROLINA 1.34%
   500,000   North Carolina Municipal Power
               Agency No 1 Catawba Electric,
               5.25%, 01-01-2009                                       566,085
   100,000   North Carolina State,
               4.60%, 04-01-2008                                       109,611
                                                                   -----------
                                                                       675,696
                                                                   -----------

             OHIO 5.89%
   100,000   Bowling Green State University
               of Ohio, 5.00%, 06-01-2008                              111,419
   305,000   Cleveland Ohio Waterworks,
               5.00%, 01-01-2008                                       337,296
   625,000   Ohio State Higher Education
               Facility, 5.25%, 10-01-2014                             713,131
   690,000   Ohio State Infrastructure,
               5.75%, 02-01-2010                                       804,554
   935,000   Ohio State Water Development
               Authority Revenue,
               4.00%, 12-01-2010                                       999,506
                                                                   -----------
                                                                     2,965,906
                                                                   -----------

             OREGON 0.89%
   175,000   Oregon State Housing &
               Community Services Department,
               5.40%, 07-01-2005                                       179,113
   245,000   Portland Oregon Community
               College, 5.125%, 06-01-2013                             271,433
                                                                   -----------
                                                                       450,546
                                                                   -----------

             PENNSYLVANIA 0.70%
   100,000   Pennsylvania Housing Finance
               Agency, 4.95%, 10-01-2004                               102,493
   125,000   Pennsylvania State,
               5.00%, 02-01-2009                                       139,456
   100,000   Philadelphia Pennsylvania Gas
               Works, 5.00%, 08-01-2010                                111,590
                                                                   -----------
                                                                       353,539
                                                                   -----------

             PUERTO RICO 5.79%
 1,000,000   Commonwealth of Puerto Rico,
               5.00%, 07-01-2006                                     1,081,520
 1,595,000   Puerto Rico Electric Power
               Authority, 5.25%, 07-01-2012                          1,835,032
                                                                   -----------
                                                                     2,916,552
                                                                   -----------

             SOUTH CAROLINA 0.90%
   400,000   Grand Strand South Carolina
               Water & Sewer Authority,
               5.375%, 06-01-2014                                      453,868
                                                                   -----------

             TENNESSEE 1.24%
   250,000   Knoxville Tennessee Water,
               5.00%, 03-01-2009                                       279,008
   300,000   Memphis Tennessee,
               5.50%, 11-01-2010                                       346,929
                                                                   -----------
                                                                       625,937
                                                                   -----------

             TEXAS 11.13%
   100,000   Austin Texas, 5.25%, 09-01-2007                           110,646
   515,000   Denton Texas Utility System
               Revenue, 5.25%, 12-01-2013                              583,835
   500,000   Duncanville Texas
               Independent School District,
               2.50%, 02-15-2007                                       508,250
   100,000   Flower Mound Texas Waterworks
               & Sewer, 5.375%, 09-01-2006                             109,245
   145,000   Frisco Texas, 5.875%, 02-15-2010                          169,073
   165,000   Frisco Texas, 5.00%, 02-15-2012                           182,638
   750,000   Harris County Texas,
               5.25%, 10-01-2013                                       844,410
 1,075,000   Houston Texas, 2.00%, 03-01-2006                        1,083,374
   150,000   Mansfield Texas, 5.50%, 02-15-2008                        168,962
   370,000   Marble Falls Texas Independent
               School District, 5.00%, 08-15-2015                      411,348
   200,000   Round Rock Texas Independent
               School District, 4.75%, 08-01-2010                      213,136
    80,000   San Antonio Texas Electric &
               Gas Pre-Refunded - 2002,
               5.50%, 02-01-2013                                        89,352
    70,000   San Antonio Texas Electric &
               Gas Unrefunded Balance - 2002,
               5.50%, 02-01-2013                                        77,012
   200,000   Socorro Texas Independent School
               District, 5.375%, 08-15-2013                            226,420
   125,000   Spring Texas Independent School
               District, 5.875%, 08-15-2010                            146,721
   400,000   Texas State Public Finance
               Authority, 5.50%, 10-01-2009                            457,460
   100,000   Texas State University Systems,
               5.25%, 03-15-2010                                       113,288
   100,000   University of Texas,
               5.25%, 08-15-2008                                       111,944
                                                                   -----------
                                                                     5,607,114
                                                                   -----------

             UTAH 0.22%
   100,000   Jordan Utah School District,
               5.125%, 06-15-2008                                      111,504
                                                                   -----------

             VIRGINIA 3.72%
   450,000   Fairfax County Virginia,
               5.00%, 06-01-2007                                       495,594
   325,000   Newport News Virginia,
               5.00%, 11-01-2014                                       363,480
   100,000   Norfolk Virginia, 5.00%, 01-01-2009                       111,552
   400,000   Virginia State Housing Development
               Authority, 4.85%, 07-01-2009                            430,624
   450,000   Virginia State Resources Authority,
               4.00%, 11-01-2005                                       471,105
                                                                   -----------
                                                                     1,872,355
                                                                   -----------

             WASHINGTON 5.39%
   175,000   Bellevue Washington,
               5.00%, 01-01-2006                                       186,302
   100,000   King County Washington,
               5.50%, 12-01-2010                                       115,345
   100,000   Seattle Washington,
               5.00%, 08-01-2012                                       110,435
   200,000   Seattle Washington,
               5.00%, 07-01-2013                                       220,934
   100,000   Snohomish County Washington,
               5.00%, 12-01-2006                                       108,624
   500,000   Tacoma Washington,
               5.00%, 12-01-2014                                       549,850
   700,000   Washington State Motor Vehicle
               Fuel Tax, 5.00%, 01-01-2010                             779,436
   800,000   Washington State Motor Vehicle,
               0.00%, 06-01-2010                                       644,272
                                                                   -----------
                                                                     2,715,198
                                                                   -----------

             WEST VIRGINIA 0.63%
   300,000   West Virginia Economic
               Development, 4.00%, 06-01-2007                          319,332
                                                                   -----------

             WISCONSIN 0.72%
    75,000   Douglas County Wisconsin,
               5.50%, 02-01-2014                                        85,125
   150,000   Wisconsin State, 5.00%, 05-01-2008                        165,841
   100,000   Wisconsin State, 5.50%, 05-01-2009                        113,874
                                                                   -----------
                                                                       364,840
                                                                   -----------
             TOTAL MUNICIPAL BONDS
               (COST $44,902,987)                                   46,352,819
                                                                   -----------

             SHORT-TERM INVESTMENTS 4.50%

             REVENUE BONDS 4.40%

             COLORADO 0.40%
   200,000   Denver Colorado Ogden
               Residences, 1.33%, 12-01-2009                           200,000
                                                                   -----------

             KANSAS 0.23%
   120,000   Kansas State Development Finance
               Authority, 1.25% 12-01-2034                             120,000
                                                                   -----------

             MICHIGAN 0.40%
   200,000   Northern Michigan University,
               1.25%, 06-01-2031                                       200,000
                                                                   -----------

             MISSOURI 1.58%
   100,000   Kansas City Missouri,
               1.25%, 04-01-2027                                       100,000
   100,000   Missouri State Health & Educational
               Facilities, 1.30%, 10-01-2032                           100,000
   200,000   Missouri State Health & Educational
               Facilities, 1.30%, 07-01-2032                           200,000
   100,000   Missouri State Health & Educational
               Facilities, 0.85%, 10-01-2024                           100,000
   300,000   Missouri State Health & Educational
               Facilities, 1.30%, 10-01-2024                           300,000
                                                                   -----------
                                                                       800,000
                                                                   -----------

             MINNESOTA 0.20%
   100,000   Arden Hills Minnesota Housing and
               Healthcare, 1.30%, 09-01-2029                           100,000
                                                                   -----------

             NEW YORK 0.20%
   100,000   New York City Municipal
               Water Finance Authority,
               1.30%, 06-15-2033                                       100,000
                                                                   -----------

             PENNSYLVANIA 0.99%
    500000   Allegheny County Hospital
               Development Authority,
               1.15%, 07-15-2028                                       500,000
                                                                   -----------

             WISCONSIN 0.40%
   200,000   Wisconsin State Health &
               Educational Facilities Authority,
               1.30%, 11-01-2017                                       200,000
                                                                   -----------
             TOTAL REVENUE BONDS
               (COST $2,220,000)                                     2,220,000
                                                                   -----------

  NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS 0.10%
    47,755   First American Tax Free
               Obligations Fund                                         47,755
                                                                   -----------
             TOTAL MONEY MARKET FUNDS
               (COST $47,755)                                           47,755
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS 4.50%
               (COST $2,267,755)                                     2,267,755
                                                                   -----------
             TOTAL INVESTMENTS 96.50%
               (COST $47,170,742)                                   48,620,574
                                                                   -----------
             OTHER ASSETS, LESS
               LIABILITIES 3.50%                                     1,760,584
                                                                   -----------
             NET ASSETS 100%                                       $50,381,158
                                                                   -----------
                                                                   -----------
                       See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

 NUMBER OF                                                           MARKET
  SHARES                                                              VALUE
---------                                                            ------
             INVESTMENT COMPANIES 98.77%
 2,862,266   BlackRock Core Bond
               Total Return Portfolio                             $ 27,649,485
   220,451   FFTW International Portfolio                            1,942,179
 2,490,424   PIMCO Total Return Fund II                             25,701,180
   224,137   Salomon Brothers Institutional
               Emerging Markets Debt Fund                            1,396,375
   355,168   Salomon Brothers Institutional
               High Yield Bond Fund                                  2,440,003
   628,338   T. Rowe Price High Yield Fund                           4,436,067
 1,691,932   T. Rowe Price High Yield Fund -
               Advisor Class                                        11,956,680
 7,720,048   Vanguard Total Bond Market
               Index Fund                                           79,593,694
 2,442,434   Western Asset Core Portfolio                           28,307,816
   326,667   Western Asset High Yield Portfolio                      3,312,406
                                                                  ------------
             TOTAL INVESTMENT COMPANIES
               (COST $184,827,121)                                 186,735,885
                                                                  ------------

             MONEY MARKET FUNDS 0.75%
 1,410,455   Federated Prime Obligations Fund                        1,410,455
                                                                  ------------
             TOTAL MONEY MARKET FUNDS
               (COST $1,410,455)                                     1,410,455
                                                                  ------------
             TOTAL INVESTMENTS 99.52%
               (COST $186,237,576)                                 188,146,340
                                                                  ------------
             OTHER ASSETS, LESS
               LIABILITIES 0.48%                                       899,876
                                                                  ------------
             NET ASSETS 100%                                      $189,046,216
                                                                  ------------
                                                                  ------------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2003 (Unaudited)

                                                                LARGE CAP        LARGE CAP       SMALL/MID CAP     SMALL/MID CAP
                                                               GROWTH FUND       VALUE FUND       GROWTH FUND       VALUE FUND
                                                               -----------       ----------       -----------       ----------
ASSETS:
  Investments, at value (cost $204,515,621, $205,693,959,
    $55,358,396 and $50,643,337, respectively)                 $237,822,086     $239,831,647       $63,658,490      $59,540,940
  Cash                                                               22,800               --                --            3,780
  Receivable for investment securities sold                              --               --                --        1,485,667
  Income receivable                                                 130,528          407,043            36,796           62,014
  Receivable for fund shares sold                                 1,882,316        1,976,057           459,058          424,257
  Other assets                                                       30,342           30,115            20,878           23,701
                                                               ------------     ------------       -----------      -----------
      Total Assets                                              239,888,072      242,244,862        64,175,222       61,540,359
                                                               ------------     ------------       -----------      -----------

LIABILITIES:
  Payable to Investment Advisor                                     194,692          193,137            51,764           46,054
  Payable to Custodian                                               10,066            7,718             4,370           13,638
  Payable for securities purchased                                       --        3,780,324         1,251,906        1,505,424
  Payable for fund shares redeemed                                  172,949          510,989            43,917           45,510
  Other accrued expenses                                            207,102          205,120            59,691           58,648
                                                               ------------     ------------       -----------      -----------
      Total Liabilities                                             584,809        4,697,288         1,411,648        1,669,274
                                                               ------------     ------------       -----------      -----------
NET ASSETS                                                     $239,303,263     $237,547,574       $62,763,574      $59,871,085
                                                               ------------     ------------       -----------      -----------
                                                               ------------     ------------       -----------      -----------

NET ASSETS CONSIST OF:
  Capital stock                                                 215,433,073      204,289,805        55,841,556       50,776,747
  Unrealized appreciation on investments                         33,306,465       34,137,688         8,300,094        8,897,603
  Accumulated net investment income/(loss)                         (661,991)         104,229          (227,988)         (87,802)
  Accumulated undistributed net realized gain/(loss)             (8,774,284)        (984,148)       (1,150,088)         284,537
                                                               ------------     ------------       -----------      -----------
      Total Net Assets                                         $239,303,263     $237,547,574       $62,763,574      $59,871,085
                                                               ------------     ------------       -----------      -----------
                                                               ------------     ------------       -----------      -----------
  Shares outstanding (unlimited shares
    of no par value authorized)                                  26,994,397       22,616,188         6,995,426        4,989,155
  Net asset value, offering and
    redemption price per share                                 $       8.86     $      10.50       $      8.97      $     12.00
                                                               ------------     ------------       -----------      -----------
                                                               ------------     ------------       -----------      -----------

                                                              INTERNATIONAL     REAL ESTATE        TAX-EXEMPT        CORE PLUS
                                                                 EQUITY          SECURITIES       FIXED INCOME     FIXED INCOME
                                                                  FUND              FUND              FUND             FUND
                                                              -------------     -----------       ------------     ------------
ASSETS:
  Investments, at value (cost $121,450,961, $43,657,952,
  $47,170,742 and $186,237,576, respectively)                  $148,919,896      $51,078,974       $48,620,574     $188,146,340
  Cash                                                                   --               --           136,976          101,011
  Receivable for investment securities sold                              --               --                --           10,305
  Income receivable                                                 154,726          251,165           656,953          770,313
  Receivable for fund shares sold                                 1,392,369          985,223         1,153,870        1,267,590
  Other assets                                                       36,633            9,582             9,608           20,855
                                                               ------------      -----------       -----------     ------------
      Total Assets                                              150,503,624       52,324,944        50,577,981      190,316,414
                                                               ------------      -----------       -----------     ------------

LIABILITIES:
  Payable to Investment Advisor                                     135,414           37,371            29,290          124,577
  Payable to Custodian                                                5,037            4,422             1,940            7,880
  Payable for securities purchased                                  341,026          600,393           100,000          780,274
  Payable for fund shares redeemed                                  564,916          752,033            11,417          178,066
  Other accrued expenses                                            137,410           52,866            54,176          179,401
                                                               ------------      -----------       -----------     ------------
      Total Liabilities                                           1,183,803        1,447,085           196,823        1,270,198
                                                               ------------      -----------       -----------     ------------
NET ASSETS                                                     $149,319,821      $50,877,859       $50,381,158     $189,046,216
                                                               ------------      -----------       -----------     ------------
                                                               ------------      -----------       -----------     ------------

NET ASSETS CONSIST OF:
  Capital stock                                                 131,507,733       43,720,828        48,947,536      184,628,757
  Unrealized appreciation on investments                         27,468,935        7,421,022         1,449,832        1,908,764
  Accumulated net investment income/(loss)                         (183,618)          33,970                (2)       2,379,488
  Accumulated undistributed net realized gain/(loss)             (9,473,229)        (297,961)          (16,208)         129,207
                                                               ------------      -----------       -----------     ------------
      Total Net Assets                                         $149,319,821      $50,877,859       $50,381,158     $189,046,216
                                                               ------------      -----------       -----------     ------------
                                                               ------------      -----------       -----------     ------------
  Shares outstanding (unlimited shares
    of no par value authorized)                                  14,507,416        3,943,354         4,575,238       17,674,573
  Net asset value, offering and
    redemption price per share                                 $      10.29      $     12.90       $     11.01     $      10.70
                                                               ------------      -----------       -----------     ------------
                                                               ------------      -----------       -----------     ------------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2003 (Unaudited)

                                                                LARGE CAP        LARGE CAP       SMALL/MID CAP     SMALL/MID CAP
                                                               GROWTH FUND       VALUE FUND       GROWTH FUND       VALUE FUND
                                                               -----------       ----------       -----------       ----------
INVESTMENT INCOME:
  Dividend income (net of withholding tax of
    $0, $0, $0 and $253, respectively)                          $   581,100      $ 1,616,159        $  108,262       $  224,420
  Interest income                                                    35,201           52,784             9,122           14,109
                                                                -----------      -----------        ----------       ----------
      Total investment income                                       616,301        1,668,943           117,384          238,529
                                                                -----------      -----------        ----------       ----------

EXPENSES:
  Investment advisory fees                                          819,855          790,501           211,607          212,693
  Distribution (12b-1) fees                                         215,752          208,027            55,686           53,174
  Federal and state registration fees                                20,303           19,329             9,930            9,909
  Custody fees                                                       19,694           15,766            13,610           35,908
  Audit fees                                                         22,108           20,794             5,666            5,258
  Shareholder servicing fees                                         43,150           41,605            11,137           10,635
  Fund accounting fees                                               17,669           17,589            15,316           15,745
  Administration fees                                                41,066           39,629            10,239           10,154
  Transfer agent fees and expenses                                    8,854            8,643             5,301            5,243
  Reports to shareholders                                             4,663            4,494             2,446            1,797
  Directors' fees and expenses                                        8,097            7,755             2,086            2,039
  Legal fees                                                         19,131           18,525             4,930            4,716
  Insurance fees                                                      4,306            4,160             1,135              954
                                                                -----------      -----------        ----------       ----------
      Total expenses                                              1,244,648        1,196,817           349,089          368,225
                                                                -----------      -----------        ----------       ----------
  Less securities lending custody expense offset                     (8,945)          (6,478)           (6,599)          (4,205)
  Less directed brokerage expense offset                             (7,586)          (8,641)           (8,791)         (11,852)
  Less fees and expenses reimbursed
    to/(from) the advisor                                            50,175           49,553            11,673          (25,837)
                                                                -----------      -----------        ----------       ----------
      Net expenses                                                1,278,292        1,231,251           345,372          326,331
                                                                -----------      -----------        ----------       ----------
  Net investment income/(loss)                                     (661,991)         437,692          (227,988)         (87,802)
                                                                -----------      -----------        ----------       ----------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments                          (437,855)       4,263,840         2,488,391        1,813,489
  Net change in unrealized appreciation
    on investments                                               27,004,114       28,442,476         4,887,596        5,728,142
                                                                -----------      -----------        ----------       ----------
      Net realized and unrealized gain                           26,566,259       32,706,316         7,375,987        7,541,631
                                                                -----------      -----------        ----------       ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                     $25,904,268      $33,144,008        $7,147,999       $7,453,829
                                                                -----------      -----------        ----------       ----------
                                                                -----------      -----------        ----------       ----------

                                                              INTERNATIONAL     REAL ESTATE        TAX-EXEMPT        CORE PLUS
                                                                 EQUITY          SECURITIES       FIXED INCOME     FIXED INCOME
                                                                  FUND              FUND              FUND             FUND
                                                              -------------     -----------       ------------     ------------
INVESTMENT INCOME:
  Dividend income (net of withholding tax
    of $214,583, $0, $0 and $0, respectively)                   $   716,059       $1,160,967                --       $4,247,088
  Interest income                                                    27,553            8,755          $565,666            4,674
                                                                -----------       ----------          --------       ----------
      Total investment income                                       743,612        1,169,722           565,666        4,251,762
                                                                -----------       ----------          --------       ----------

EXPENSES:
  Investment advisory fees                                          532,056          182,847           152,895          552,044
  Distribution (12b-1) fees                                         140,014           48,118            47,779          184,015
  Federal and state registration fees                                16,297            9,985            10,335           20,631
  Custody fees                                                        7,539           12,476             2,980           14,563
  Audit fees                                                         14,822            4,914             4,746           17,498
  Shareholder servicing fees                                         28,003            9,623             9,556           36,803
  Fund accounting fees                                               17,985           14,635            21,612           21,032
  Administration fees                                                26,825           10,093            10,104           35,311
  Transfer agent fees and expenses                                    7,186            5,124             5,205            8,235
  Reports to shareholders                                             3,717            1,766             1,028            3,793
  Directors' fees and expenses                                        6,419            2,017             2,163            7,908
  Legal fees                                                         15,619            4,735             5,400           19,247
  Insurance fees                                                      2,834              920               974            4,084
                                                                -----------       ----------          --------       ----------
      Total expenses                                                819,316          307,253           274,777          925,164
                                                                -----------       ----------          --------       ----------
  Less securities lending custody expense offset                    (26,324)          (1,295)               --               --
  Less directed brokerage expense offset                            (12,802)              --                --               --
  Less fees and expenses reimbursed
    to/(from) the advisor                                            97,501          (19,177)          (28,234)          24,352
                                                                -----------       ----------          --------       ----------
      Net expenses                                                  877,691          286,781           246,543          949,516
                                                                -----------       ----------          --------       ----------
  Net investment income/(loss)                                     (134,079)         882,941           319,123        3,302,246
                                                                -----------       ----------          --------       ----------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments                         4,675,840           68,727           (16,162)         626,939
  Net change in unrealized appreciation/(depreciation)
    on investments                                               21,723,309        5,080,085           261,167       (2,156,885)
                                                                -----------       ----------          --------       ----------
      Net realized and unrealized gains/(losses)                 26,399,149        5,148,812           245,005       (1,529,946)
                                                                -----------       ----------          --------       ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                     $26,265,070       $6,031,753          $564,128       $1,772,300
                                                                -----------       ----------          --------       ----------
                                                                -----------       ----------          --------       ----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  LARGE CAP GROWTH FUND              LARGE CAP VALUE FUND
                                                               ---------------------------       ----------------------------
                                                                SIX MONTHS          YEAR          SIX MONTHS           YEAR
                                                                  ENDED            ENDED             ENDED             ENDED
                                                               DECEMBER 31,       JUNE 30,       DECEMBER 31,        JUNE 30,
                                                                   2003             2003             2003              2003
                                                               ------------       --------       ------------        --------
                                                               (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
  Net investment income/(loss)                                 $   (661,991)    $   (475,918)     $    437,692     $    466,178
  Net realized gain/(loss) on investment transactions              (437,855)      (5,959,169)        4,263,840       (4,632,059)
  Change in unrealized appreciation on investments               27,004,114       14,155,611        28,442,476        8,934,293
                                                               ------------     ------------      ------------     ------------
      Net increase in net assets
        resulting from operations                                25,904,268        7,720,524        33,144,008        4,768,412
                                                               ------------     ------------      ------------     ------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                   113,184,914       87,403,436       104,798,621       85,812,272
  Shares issued to holders in reinvestment of dividends                  --               --                --          266,539
  Shares redeemed                                               (18,149,245)     (26,425,348)      (17,695,954)     (25,881,069)
                                                               ------------     ------------      ------------     ------------
      Net increase                                               95,035,669       60,978,088        87,102,667       60,197,742
                                                               ------------     ------------      ------------     ------------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                                                  --               --          (546,348)        (340,527)
  From net realized gains                                                --               --                --          (95,707)
                                                               ------------     ------------      ------------     ------------
      Total dividends and distributions                                  --               --          (546,348)        (436,234)
                                                               ------------     ------------      ------------     ------------

INCREASE IN NET ASSETS                                          120,939,937       68,698,612       119,700,327       64,529,920

NET ASSETS:
  Beginning of period                                           118,363,326       49,664,714       117,847,247       53,317,327
                                                               ------------     ------------      ------------     ------------
  End of period (including undistributed net
    investment income of $(661,991), $0, $104,229,
    and $212,885, respectively)                                $239,303,263     $118,363,326      $237,547,574     $117,847,247
                                                               ------------     ------------      ------------     ------------
                                                               ------------     ------------      ------------     ------------

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                    13,603,917       12,829,109        11,106,044       10,993,720
  Shares issued to holders in reinvestment of dividends                  --               --                --           34,571
  Shares redeemed                                                (2,208,340)      (4,049,236)       (1,908,656)      (3,402,574)
                                                               ------------     ------------      ------------     ------------
  Net increase                                                   11,395,577        8,779,873         9,197,388        7,625,717
                                                               ------------     ------------      ------------     ------------
                                                               ------------     ------------      ------------     ------------

                                                                SMALL/MID CAP GROWTH FUND          SMALL/MID CAP VALUE FUND
                                                               ---------------------------       ----------------------------
                                                                SIX MONTHS          YEAR          SIX MONTHS           YEAR
                                                                  ENDED            ENDED             ENDED             ENDED
                                                               DECEMBER 31,       JUNE 30,       DECEMBER 31,        JUNE 30,
                                                                   2003             2003             2003              2003
                                                               ------------       --------       ------------        --------
                                                               (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
  Net investment loss                                           $  (227,988)     $  (243,315)      $   (87,802)     $   (62,169)
  Net realized gain/(loss) on investment transactions             2,488,391       (2,286,404)        1,813,489       (1,195,149)
  Change in unrealized appreciation on investments                4,887,596        5,300,542         5,728,142        2,910,061
                                                                -----------      -----------       -----------      -----------
      Net increase in net assets resulting from operations        7,147,999        2,770,823         7,453,829        1,652,743
                                                                -----------      -----------       -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    30,039,104       23,612,052        27,175,447       24,155,354
  Shares issued to holders in reinvestment of dividends                  --               --                --               --
  Shares redeemed                                                (5,944,375)      (7,779,200)       (4,461,561)      (9,415,911)
                                                                -----------      -----------       -----------      -----------
      Net increase                                               24,094,729       15,832,852        22,713,886       14,739,443
                                                                -----------      -----------       -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                                                  --               --                --               --
  From net realized gains                                                --               --                --               --
                                                                -----------      -----------       -----------      -----------
      Total dividends and distributions                                  --               --                --               --
                                                                -----------      -----------       -----------      -----------

INCREASE IN NET ASSETS                                           31,242,728       18,603,675        30,167,715       16,392,186

NET ASSETS:
  Beginning of period                                            31,520,846       12,917,171        29,703,370       13,311,184
                                                                -----------      -----------       -----------      -----------
  End of period (including undistributed net
    investment income of ($(227,988), $0, $(87,802),
    and $0, respectively)                                       $62,763,574      $31,520,846       $59,871,085      $29,703,370
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                     3,590,742        3,563,425         2,472,675        2,697,263
  Shares issued to holders in reinvestment of dividends                  --               --                --               --
  Shares redeemed                                                  (720,864)      (1,231,939)         (414,675)      (1,077,324)
                                                                -----------      -----------       -----------      -----------
      Net increase                                                2,869,878        2,331,486         2,058,000        1,619,939
                                                                -----------      -----------       -----------      -----------
                                                                -----------      -----------       -----------      -----------

                                                                INTERNATIONAL EQUITY FUND         REAL ESTATE SECURITIES FUND
                                                               ---------------------------       ----------------------------
                                                                SIX MONTHS          YEAR          SIX MONTHS           YEAR
                                                                  ENDED            ENDED             ENDED             ENDED
                                                               DECEMBER 31,       JUNE 30,       DECEMBER 31,        JUNE 30,
                                                                   2003             2003             2003              2003
                                                               ------------       --------       ------------        --------
                                                               (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
  Net investment income/(loss)                                 $   (134,079)    $    578,558       $   882,941      $   873,564
  Net realized gain/(loss) on investment transactions             4,675,840      (10,442,783)           68,727         (390,870)
  Change in unrealized appreciation on investments               21,723,309        6,033,009         5,080,085        1,091,440
                                                               ------------     ------------       -----------      -----------
      Net increase/(decrease) in net assets
        resulting from operations                                26,265,070       (3,831,216)        6,031,753        1,574,134
                                                               ------------     ------------       -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    84,874,709      162,199,383        24,345,374       19,161,329
  Shares issued to holders in reinvestment of dividends                  --          130,931                --          370,198
  Shares redeemed                                               (38,140,040)    (138,663,722)       (4,429,026)      (8,494,953)
                                                               ------------     ------------       -----------      -----------
      Net increase                                               46,734,669       23,666,592        19,916,348       11,036,574
                                                               ------------     ------------       -----------      -----------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                                            (595,314)        (221,378)       (1,258,850)        (493,081)
  From net realized gains                                                --               --                --         (115,740)
                                                               ------------     ------------       -----------      -----------
      Total dividends and distributions                            (595,314)        (221,378)       (1,258,850)        (608,821)
                                                               ------------     ------------       -----------      -----------

INCREASE IN NET ASSETS                                           72,404,425       19,613,998        24,689,251       12,001,887

NET ASSETS:
  Beginning of period                                            76,915,396       57,301,398        26,188,608       14,186,721
                                                               ------------     ------------       -----------      -----------
  End of period (including undistributed net
    investment income of $(183,618), $545,775,
    $33,970 and $409,879, respectively)                        $149,319,821     $ 76,915,396       $50,877,859      $26,188,608
                                                               ------------     ------------       -----------      -----------
                                                               ------------     ------------       -----------      -----------

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                     9,334,573       21,438,768         1,977,973        1,851,300
  Shares issued to holders in reinvestment of dividends                  --           17,342                --           37,020
  Shares redeemed                                                (4,182,481)     (18,495,861)         (358,318)        (833,112)
                                                               ------------     ------------       -----------      -----------
      Net increase                                                5,152,092        2,960,249         1,619,655        1,055,208
                                                               ------------     ------------       -----------      -----------
                                                               ------------     ------------       -----------      -----------

                                                                    TAX-EXEMPT FIXED                    CORE PLUS FIXED
                                                                       INCOME FUND                        INCOME FUND
                                                               ---------------------------       ----------------------------
                                                                SIX MONTHS          YEAR          SIX MONTHS           YEAR
                                                                  ENDED            ENDED             ENDED             ENDED
                                                               DECEMBER 31,       JUNE 30,       DECEMBER 31,        JUNE 30,
                                                                   2003             2003             2003              2003
                                                               ------------       --------       ------------        --------
                                                               (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
  Net investment income                                         $   319,123      $   427,641      $  3,302,246     $  3,628,827
  Net realized gain/(loss) on investment transactions               (16,162)          86,881           626,939         (310,078)
  Change in unrealized appreciation/(depreciation)
    on investments                                                  261,167          898,953        (2,156,885)       4,279,623
                                                               ------------      -----------      ------------     ------------
      Net increase in net assets resulting from operations          564,128        1,413,475         1,772,300        7,598,372
                                                               ------------      -----------      ------------     ------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    31,652,746       25,716,868       114,471,514      118,369,226
  Shares issued to holders in reinvestment of dividends             169,172          198,541           542,291        2,116,165
  Shares redeemed                                                (7,691,692)     (14,891,002)      (37,075,330)     (66,998,079)
                                                               ------------      -----------      ------------     ------------
      Net increase                                               24,130,226       11,024,407        77,938,475       53,487,312
                                                               ------------      -----------      ------------     ------------

DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                                            (326,370)        (424,443)         (944,591)      (3,611,163)
  From net realized gains                                           (86,926)          (1,884)               --          (11,763)
                                                               ------------      -----------      ------------     ------------
      Total dividends and distributions                            (413,296)        (426,327)         (944,591)      (3,622,926)
                                                               ------------      -----------      ------------     ------------

INCREASE IN NET ASSETS                                           24,281,058       12,011,555        78,766,184       57,462,758

NET ASSETS:
  Beginning of period                                            26,100,100       14,088,545       110,280,032       52,817,274
                                                               ------------      -----------      ------------     ------------
  End of period (including undistributed net
    investment income of $(2), $7,245, $2,379,488
  and $21,833, respectively)                                    $50,381,158      $26,100,100      $189,046,216     $110,280,032
                                                               ------------      -----------      ------------     ------------
                                                               ------------      -----------      ------------     ------------

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                     2,903,235        2,374,118        10,853,667       11,317,528
  Shares issued to holders in reinvestment of dividends              15,407           18,249        (3,525,507)         202,609
  Shares redeemed                                                  (705,203)      (1,376,854)           51,451       (6,431,139)
                                                               ------------      -----------      ------------     ------------
  Net increase                                                    2,213,439        1,015,513         7,379,611        5,088,998
                                                               ------------      -----------      ------------     ------------
                                                               ------------      -----------      ------------     ------------

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

                                                                 LARGE CAP GROWTH FUND                 LARGE CAP VALUE FUND
                                                             -----------------------------         ----------------------------
                                                              SIX MONTHS            YEAR            SIX MONTHS           YEAR
                                                                 ENDED             ENDED              ENDED              ENDED
                                                             DECEMBER 31,         JUNE 30,         DECEMBER 31,        JUNE 30,
                                                                 2003               2003               2003              2003
                                                             ------------         --------         ------------        --------
                                                              (UNAUDITED)                          (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                            $ 7.59             $ 7.28             $ 8.78            $ 9.20

Income from investment operations:
   Net investment income (loss)                                  (0.02)                --               0.02              0.06
   Net realized and unrealized gains/(losses)
   on investments                                                 1.29               0.31               1.72             (0.43)
                                                                ------             ------             ------            ------
   Total from investment operations                               1.27               0.31               1.74             (0.37)
                                                                ------             ------             ------            ------

Less distributions:
   Dividends from net investment income                             --                 --              (0.02)            (0.04)
   Dividends from net realized gains                                --                 --                 --             (0.01)
                                                                ------             ------             ------            ------
   Total distributions                                              --                 --              (0.02)            (0.05)
                                                                ------             ------             ------            ------

Net asset value, end of period                                  $ 8.86             $ 7.59             $10.50            $ 8.78
                                                                ------             ------             ------            ------
                                                                ------             ------             ------            ------

Total return                                                    16.73%(1)<F6>       4.26%             19.87%(1)<F6>     -3.89%

Supplemental data and ratios:
   Net assets, end of period (000's)                          $239,303           $118,363           $237,548          $117,847

   Ratio of expenses to average net assets
       Before Expense Reimbursement                              1.42%(2)<F7>       1.63%              1.42%(2)<F7>      1.61%
       After Expense Reimbursement                               1.48%(2)<F7>       1.49%              1.48%(2)<F7>      1.49%

   Ratio of net investment income/(loss)
     to average net assets
       Before Expense Reimbursement                             -0.83%(2)<F7>      -0.84%              0.47%(2)<F7>      0.57%
       After Expense Reimbursement                              -0.77%(2)<F7>      -0.70%              0.53%(2)<F7>      0.69%

   Portfolio turnover rate                                       6.47%             30.47%             10.79%            49.79%

(1)<F6>   Not Annualized.
(2)<F7>   Annualized.

                                                               SMALL/MID CAP GROWTH FUND             SMALL/MID CAP VALUE FUND
                                                             -----------------------------         ----------------------------
                                                              SIX MONTHS            YEAR            SIX MONTHS           YEAR
                                                                 ENDED             ENDED              ENDED              ENDED
                                                             DECEMBER 31,         JUNE 30,         DECEMBER 31,        JUNE 30,
                                                                 2003               2003               2003              2003
                                                             ------------         --------         ------------        --------
                                                              (UNAUDITED)                          (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                            $ 7.64             $ 7.20             $10.13            $10.15

Income from investment operations:
   Net investment loss                                           (0.03)                --              (0.02)               --
   Net realized and unrealized gains/(losses)
     on investments                                               1.36               0.44               1.89             (0.02)
                                                                ------             ------             ------            ------
   Total from investment operations                               1.33               0.44               1.87             (0.02)
                                                                ------             ------             ------            ------

Less distributions:
   Dividends from net investment income                             --                 --                 --                --
   Dividends from net realized gains                                --                 --                 --                --
                                                                ------             ------             ------            ------
   Total distributions                                              --                 --                 --                --
                                                                ------             ------             ------            ------

Net asset value, end of period                                  $ 8.97             $ 7.64             $12.00            $10.13
                                                                ------             ------             ------            ------
                                                                ------             ------             ------            ------

Total return                                                    17.41%(1)<F8>       6.11%             18.46%(1)<F8>     -0.20%

Supplemental data and ratios:
   Net assets, end of period (000's)                           $62,764            $31,521            $59,871           $29,703

   Ratio of expenses to average net assets
       Before Expense Reimbursement                              1.50%(2)<F9>       2.01%              1.65%(2)<F9>      2.20%
       After Expense Reimbursement                               1.55%(2)<F9>       1.59%              1.53%(2)<F9>      1.59%

   Ratio of net investment loss
     to average net assets
       Before Expense Reimbursement                             -1.07%(2)<F9>      -1.78%             -0.29%(2)<F9>     -0.97%
       After Expense Reimbursement                              -1.02%(2)<F9>      -1.36%             -0.41%(2)<F9>     -0.36%

   Portfolio turnover rate                                      36.65%             19.02%             39.16%            64.32%

(1)<F8>   Not Annualized.
(2)<F9>   Annualized.

                                                               INTERNATIONAL EQUITY FUND           REAL ESTATE SECURITIES FUND
                                                             -----------------------------         ----------------------------
                                                              SIX MONTHS            YEAR            SIX MONTHS           YEAR
                                                                 ENDED             ENDED              ENDED              ENDED
                                                             DECEMBER 31,         JUNE 30,         DECEMBER 31,        JUNE 30,
                                                                 2003               2003               2003              2003
                                                             ------------         --------         ------------        --------
                                                              (UNAUDITED)                          (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                            $ 8.22             $ 8.96             $11.27            $11.18

Income from investment operations:
   Net investment income                                          0.03               0.09               0.33              0.56
   Net realized and unrealized gains/(losses)
     on investments                                               2.08              (0.80)              1.62             (0.06)
                                                                ------             ------             ------            ------
   Total from investment operations                               2.11              (0.71)              1.95              0.50
                                                                ------             ------             ------            ------

Less distributions:
   Dividends from net investment income                          (0.04)             (0.03)             (0.32)            (0.33)
   Dividends from net realized gains                                --                 --                 --             (0.08)
                                                                ------             ------             ------            ------
   Total distributions                                           (0.04)             (0.03)             (0.32)            (0.41)
                                                                ------             ------             ------            ------

Net asset value, end of period                                  $10.29             $ 8.22             $12.90            $11.27
                                                                ------             ------             ------            ------
                                                                ------             ------             ------            ------

Total return                                                    25.69%(1)<F10>     -7.92%             17.33%(1)<F10>     4.87%

Supplemental data and ratios:
   Net assets, end of period (000's)                          $149,320            $76,915            $50,878           $26,189

   Ratio of expenses to average net assets
       Before Expense Reimbursement                              1.39%(2)<F11>      1.61%              1.59%(2)<F11>     2.02%
       After Expense Reimbursement                               1.57%(2)<F11>      1.59%              1.49%(2)<F11>     1.49%

   Ratio of net investment income/(loss)
     to average net assets
       Before Expense Reimbursement                             -0.42%(2)<F11>      0.97%              4.69%(2)<F11>     4.61%
       After Expense Reimbursement                              -0.24%(2)<F11>      0.99%              4.59%(2)<F11>     5.14%

   Portfolio turnover rate                                      33.98%            148.87%              4.05%            28.71%

(1)<F10>  Not Annualized.
(2)<F11>  Annualized.

                                                                    TAX-EXEMPT FIXED                     CORE PLUS FIXED
                                                                      INCOME FUND                          INCOME FUND
                                                             -----------------------------         ----------------------------
                                                              SIX MONTHS            YEAR            SIX MONTHS           YEAR
                                                                 ENDED             ENDED              ENDED              ENDED
                                                             DECEMBER 31,         JUNE 30,         DECEMBER 31,        JUNE 30,
                                                                 2003               2003               2003              2003
                                                             ------------         --------         ------------        --------
                                                              (UNAUDITED)                          (UNAUDITED)
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of period                            $11.05             $10.46             $10.71            $10.15

Income from investment operations:
   Net investment income                                          0.08               0.22               0.20              0.48
   Net realized and unrealized gains/(losses)
     on investments                                              (0.02)              0.59              (0.14)             0.56
                                                                ------             ------             ------            ------
   Total from investment operations                               0.02               0.81               0.06              1.04
                                                                ------             ------             ------            ------

Less distributions:
   Dividends from net investment income                          (0.08)             (0.22)             (0.07)            (0.48)
   Dividends from net realized gains                             (0.02)                --                 --                --
                                                                ------             ------             ------            ------
   Total distributions                                           (0.06)             (0.22)             (0.07)            (0.48)
                                                                ------             ------             ------            ------

Net asset value, end of period                                  $11.01             $11.05             $10.70            $10.71
                                                                ------             ------             ------            ------
                                                                ------             ------             ------            ------

Total return                                                     0.57%(1)<F12>      7.78%              0.58%(1)<F12>    10.47%

Supplemental data and ratios:
   Net assets, end of period (000's)                           $50,381            $26,100           $189,046          $110,280

   Ratio of expenses to average net assets
       Before Expense Reimbursement                              1.44%(2)<F13>      1.82%              1.26%(2)<F13>     1.41%
       After Expense Reimbursement                               1.29%(2)<F13>      1.29%              1.29%(2)<F13>     1.29%

   Ratio of net investment income to average net assets
       Before Expense Reimbursement                              1.82%(2)<F13>      1.66%              4.45%(2)<F13>     4.69%
       After Expense Reimbursement                               1.67%(2)<F13>      2.19%              4.48%(2)<F13>     4.81%

   Portfolio turnover rate                                       6.05%             19.18%              4.86%            52.99%

(1)<F12>  Not Annualized.
(2)<F13>  Annualized.


                       See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)

1.   ORGANIZATION

     AssetMark Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight non-diversified funds (the "Funds"): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of the AssetMark Core Plus Fixed Income Fund consist of shares of underlying mutual funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     (a)  Investment Valuation

          Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked price. Securities that are traded on both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Trustees. Effective September 15, 2003, portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP") on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

     (b)  Organization and Prepaid Initial Registration Expense

          Expenses incurred by the Trust in connection with the organization and initial public offering were expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note
          3).

     (c)  Federal Income Taxes

          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. The tax character of distributions paid during the year ended June 30, 2003 were the same for financial statement and tax purposes. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains.

          Capital loss carryforwards available for federal income tax purposes are as follows:

                                                     CAPITAL LOSSES EXPIRING:
                                                     ------------------------
                                                    6/30/10           6/30/11
                                                    -------           -------
          Large Cap Growth Fund                     $858,517        $1,841,558
          Large Cap Value Fund                            --         3,936,721
          Small/Mid Cap Growth Fund                  319,848         1,785,504
          Small/Mid Cap Value Fund                   106,060           320,715
          International Equity Fund                  410,578         5,891,452
          Real Estate Securities Fund                     --            70,883
          Tax-Exempt Fixed Income Fund                    --                --
          Core Plus Fixed Income Fund                     --           163,100

          Additionally, at June 30, 2003, the Funds deferred on a tax basis post-October losses as follows:

             Large Cap Growth Fund                               $5,199,871
             Large Cap Value Fund                                   950,132
             Small/Mid Cap Growth Fund                            1,245,359
             Small/Mid Cap Value Fund                               494,371
             International Equity Fund                            7,441,350
             Real Estate Securities Fund                             36,633
             Tax-Exempt Fixed Income Fund                                --
             Core Plus Fixed Income Fund                            199,982

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Indemnifications

          Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     (f)  Distribution to Shareholders

          The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

          The tax components of dividends paid during the fiscal year ended June 30, 2003 are as follows:

                                                      JUNE 30, 2003
                                           -----------------------------------
                                              ORDINARY             LONG-TERM
                                               INCOME            CAPITAL GAINS
                                           DISTRIBUTIONS         DISTRIBUTIONS
                                           -------------         -------------
     Large Cap Growth Fund                   $       --             $    --
     Large Cap Value Fund                       435,442                 792
     Small/Mid Cap
       Growth Fund                                   --                  --
     Small/Mid Cap
       Value Fund                                    --                  --
     International Equity Fund                  221,378                  --
     Real Estate
       Securities Fund                          595,223              13,598
     Tax-Exempt Fixed
       Income Fund                              426,327                  --
     Core Plus Fixed
       Income Fund                            3,616,590               6,336

3.   INVESTMENT ADVISOR

     The Trust has an Investment Advisory Agreement (the "Agreement") with AssetMark Investment Services, Inc. (the "Advisor"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                             0.95%
     Large Cap Value Fund                              0.95%
     Small/Mid Cap Growth Fund                         0.95%
     Small/Mid Cap Value Fund                          1.00%
     International Equity Fund                         0.95%
     Real Estate Securities Fund                       0.95%
     Tax-Exempt Fixed Income Fund                      0.80%
     Core Plus Fixed Income Fund                       0.75%

     The Advisor has agreed to waive, through October 31, 2004, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                             1.49%
     Large Cap Value Fund                              1.49%
     Small/Mid Cap Growth Fund                         1.59%
     Small/Mid Cap Value Fund                          1.59%
     International Equity Fund                         1.59%
     Real Estate Securities Fund                       1.49%
     Tax-Exempt Fixed Income Fund                      1.29%
     Core Plus Fixed Income Fund                       1.29%

     Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                           YEAR OF EXPIRATION
                                 -------------------------------------
                                 6/30/04        6/30/05        6/30/06
                                 -------        -------        -------
     Large Cap
       Growth Fund               $22,772        $80,252        $93,927
     Large Cap
       Value Fund                 22,772         93,986         83,388
     Small/Mid Cap
       Growth Fund                11,898         63,245         76,062
     Small/Mid Cap
       Value Fund                 11,898         72,099        105,333
     International
       Equity Fund                45,839         46,594          8,702
     Real Estate
       Securities Fund            10,614         69,912         90,683
     Tax-Exempt Fixed
       Income Fund                 4,751         73,116        103,830
     Core Plus Fixed
       Income Fund                 9,507         94,633         90,706

     The waived/reimbursed amounts expiring on June 30, 2004 represent organization expenses incurred by the Trust, and advanced by the Advisor, in connection with the organization and initial public offering of the Funds.

     Pursuant to sub-advisory agreements between the Advisor and various sub-advisors, sub-advisors provide sub-advisory services to the Funds. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund's average daily net assets.

4.   DISTRIBUTION PLAN

     The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Funds will pay distribution fees to AssetMark Capital Corporation, an affiliate of the Advisor, at an annual rate of up to 0.25% of the average daily net assets of the Funds. Quasar Distributors, LLC serves as sub-distributor to each of the Funds. Payments under the distribution plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund's shares and servicing of the Fund's shareholders. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.   SERVICE AND CUSTODY AGREEMENTS

     The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC ("USBFS") and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain custody, transfer agency, administrative and accounting services.

6.   SECURITIES LENDING

     Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the "Custodian"). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the Custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, 60% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against Custody Costs and other charges incurred by the Funds from the Custodian and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, which shall equal 40% of the net securities lending revenues generated under the agreement as compensation for its securities lending services.

     As of December 31, 2003, the values of securities loaned and collateral held were as follows:

                                    MARKET VALUE OF
                                   SECURITIES LOANED       COLLATERAL
                                   -----------------       ----------
     Large Cap
       Growth Fund                     $89,453,418         $92,141,363
     Large Cap
       Value Fund                       88,315,633          91,972,072
     Small/Mid Cap
       Growth Fund                      19,849,271          20,518,282
     Small/Mid Cap
       Value Fund                       16,089,645          16,771,321
     International
       Equity Fund                      53,264,203          54,968,340
     Real Estate
       Securities Fund                   9,524,964           9,865,258

7.   BROKERAGE COMMISSION AGREEMENT

     The Advisor has entered into a brokerage agreement with Abel/Noser Corp. ("Abel Noser") which allows the Advisor to direct one or more of the Investment Managers of the Funds to execute all or a portion of the Investment Manager's equity securities transactions for the Funds through Abel Noser. In return, Abel Noser agrees to rebate broker commissions paid on these directed trades in the form of credits. The Funds may only receive these broker rebates in the form of credits and may not receive cash. These credits are available for use by the Funds such that the Funds can direct Abel Noser to use the credits to make payments for all or part of the cost of certain products or services provided to the Funds that directly and exclusively benefit the Funds.

8.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the year ended June 30, 2003 are summarized below. There were no purchases or sales of long-term U.S. Government Securities.

                                       PURCHASES              SALES
                                       ---------              -----
     Large Cap
       Growth Fund                    $103,560,165         $10,690,992
     Large Cap
       Value Fund                       98,420,005          16,970,235
     Small/Mid Cap
       Growth Fund                      38,262,660          15,738,847
     Small/Mid Cap
       Value Fund                       35,888,027          15,663,064
     International
       Equity Fund                      79,941,265          36,029,631
     Real Estate
       Securities Fund                  19,159,260           1,477,965
     Tax-Exempt Fixed
       Income Fund                      24,239,344           2,102,733
     Core Plus Fixed
       Income Fund                      85,919,781           7,043,824

     The cost and net unrealized appreciation as of December 31, 2003, and the components of accumulated earnings/(losses) as of June 30, 2003, on a tax basis were as follows:

                   LARGE CAP      LARGE CAP    SMALL/MID     SMALL/MID   INTERNATIONAL  REAL ESTATE    TAX-EXEMPT    CORE PLUS
                    GROWTH          VALUE     CAP GROWTH     CAP VALUE       EQUITY      SECURITIES   FIXED INCOME FIXED INCOME
                     FUND           FUND         FUND          FUND           FUND          FUND           FUND         FUND
                   ---------      ---------   ----------     ---------   -------------  -----------   ------------ ------------
Cost of
  investments     $204,952,104  $206,055,094  $55,646,164   $51,251,143  $121,910,414    $43,917,124  $47,170,742   $186,372,226
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Gross unrealized
  appreciation      37,618,303    38,136,528    9,449,806     9,278,656    27,972,592      7,568,634    1,462,021      2,786,634
Gross unrealized
  depreciation      (4,748,321)   (4,359,975)  (1,437,480)     (988,859)     (963,110)      (406,784)     (12,189)    (1,012,520)
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Net unrealized
  appreciation    $ 32,869,982  $ 33,776,553  $ 8,012,326   $ 8,289,797  $ 27,009,482    $ 7,161,850  $ 1,449,832   $  1,774,114
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Cumulative
  tax cost
  adjustments     $    436,483  $    361,135  $   287,768   $   607,806  $    459,453    $   259,172  $        --   $    134,650
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Undistributed
  tax-exempt
  ordinary
  income          $         --  $         --  $        --   $        --  $         --    $        --  $     7,245   $         --
Undistributed
  ordinary income           --       212,867           --            --       599,539        409,879       25,482         21,833
Undistributed
  long-term
  capital gain              --            --           --            --            --             --       61,398             --
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Total
  distributable
  earnings        $         --  $    212,867  $        --   $        --  $    599,539    $   409,879  $    94,125   $     21,833
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Other
  accumulated
  losses          $ (8,336,429) $ (5,247,988) $(3,638,479)  $(1,528,952) $(14,202,833)   $  (366,688) $        --   $   (497,732)
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
Total
  accumulated
  earnings/
  (losses)        $ 24,970,036  $ 29,102,567  $ 4,661,615   $ 7,368,651  $ 13,865,641    $ 7,464,213  $ 1,543,957   $  1,432,865
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------
                  ------------  ------------  -----------   -----------  ------------    -----------  -----------   ------------

AssetMark Funds
ADDITIONAL INFORMATION
December 31, 2003 (Unaudited)

1.   SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

     The Large Cap Value Fund designates fifty-six percent of dividends declared during the fiscal year ended June 30, 2003 as dividends qualifying for the dividends received deduction available to corporate shareholders.

2.   FOREIGN TAX CREDIT (UNAUDITED)

     For the year ended June 30, 2003, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

                          Foreign Source Income Earned   Foreign Taxes Paid
                          ----------------------------   ------------------
     Australia                     $   21,773                 $     --
     Brazil                            73,513                    5,194
     Canada                            19,550                    2,928
     Denmark                           28,052                    8,649
     Finland                           84,948                   12,742
     France                           266,011                   41,036
     Germany                            5,674                      976
     Hong Kong                         58,447                    4,125
     India                              1,636                      301
     Ireland                           17,549                      555
     Israel                             1,241                      239
     Italy                             54,165                   14,624
     Japan                             79,609                   12,683
     Mexico                             5,267                       --
     Netherlands                       98,451                   20,601
     Peru                               1,718                       --
     Singapore                         18,072                    2,514
     South Africa                      38,558                    6,784
     South Korea                       20,430                    3,371
     Spain                             47,905                       --
     Sweden                           145,562                   22,017
     Switzerland                       35,849                    5,377
     Thailand                          13,399                    1,340
     United Kingdom                   538,088                   48,527
                                   ----------                 --------
          Total                    $1,675,467                 $214,583
                                   ----------                 --------
                                   ----------                 --------

3.   DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                                        # OF
                                                                                                        PORTFOLIOS
                                                                                                        IN FUND     OTHER
                              POSITION(S)    TERM OF OFFICE                                             COMPLEX     DIRECTOR/
NAME, AGE                     HELD WITH      AND LENGTH OF    PRINCIPAL                                 OVERSEEN    TRUSTEE
AND ADDRESS                   THE TRUST      TIME SERVED      OCCUPATION DURING PAST FIVE YEARS         BY TRUSTEE  POSITIONS
-----------                   -----------    --------------   ---------------------------------         ----------  ---------
INDEPENDENT TRUSTEES

R. Thomas DeBerry, 62         Trustee        Indefinite Term  President, DeBerry Consulting             8           None
c/o AssetMark                                since inception  (a securities consulting firm)
  Investment Services, Inc.                                   (1988-present); Director, Investment
2300 Contra Costa                                             Manager Services Division of Resources
  Boulevard, Suite 425                                        Trust Company (1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 47          Trustee        Indefinite Term  Retired; President and Chief Operating    8           Trustee,
c/o AssetMark                                since inception  Officer, Schwab Investment Management,                Lend Lease
  Investment Services, Inc.                                   Inc. and Executive Vice President,                    Rosen Funds
2300 Contra Costa                                             Charles Schwab Funds (1993-1999).                     (2000-present);
  Boulevard, Suite 425                                                                                              Director of
Pleasant Hill, CA 94523                                                                                             SaveDaily.com
                                                                                                                    (2000-present).

Leonard H. Rossen, 71         Trustee        Indefinite Term  President, Len Rossen Consulting (a       8           None
c/o AssetMark                                since inception  legal consulting firm) (1999-present);
  Investment Services, Inc.                                   Corporate Counsel, Franklin Templeton
2300 Contra Costa                                             Mutual Funds and Distributors, Inc.
  Boulevard, Suite 425                                        (1996-1999); Regional Counsel and Vice
Pleasant Hill, CA 94523                                       President, Equitable Life Insurance
                                                              Society (1987-1996); Various key legal
                                                              positions Securities and Exchange
                                                              Commission (1973-1987).

INTERESTED TRUSTEES

Ronald Cordes*<F14>, 44       President,     Indefinite Term  Principal, AssetMark Investment           8           None
AssetMark Investment          Chairperson,   since inception  Services, Inc. (1994-present).
2300 Contra Costa             Trustee
  Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*<F14>, 46      Trustee        Indefinite Term  Principal, AssetMark Investment           8           None
AssetMark Investment                         since inception  Services, Inc. (1994-present).
2300 Contra Costa
  Boulevard, Suite 425
Pleasant Hill, CA 94523

OFFICERS

John Whittaker, 34            Vice President 1-Year Term      Vice President and Chief Operating        N/A         N/A
AssetMark                                    since inception  Officer, AssetMark Investment
  Investment Services, Inc.                                   Services, 2000 to present; Director
2300 Contra Costa                                             of Operations, AssetMark Investment
  Boulevard, Suite 425                                        Services, Inc., 1997 to 2000; Regional
Pleasant Hill, CA 94523                                       Consultant, AssetMark Investment
                                                              Services, Inc., 1994 to 1997.

Carrie E. Hansen, 33          Treasurer      1-Year Term      Director of Operations, AssetMark         N/A         N/A
AssetMark                                    since inception  Investment Services, Inc., 2000 to
  Investment Services, Inc.                                   present; Director of Operations,
2300 Contra Costa                                             Barclays Global Investors, Japan, 1998
  Boulevard, Suite 425                                        to 2000; Principal, Domestic Fund
Pleasant Hill, CA 94523                                       Accounting, Barclays Global Investors,
                                                              1997-1998, Manager, Coopers & Lybrand,
                                                              1996 to 1997.

Teresa Escano, 41             Secretary      1-Year Term      Director of Advisor Services Group,       N/A         N/A
AssetMark                                    since inception  AssetMark Investment Services, Inc.,
  Investment Services, Inc.                                   2000 to present; Manager of Advisor
2300 Contra Costa                                             Services Group, 1997 to 2000; Portfolio
  Boulevard, Suite 425                                        Manager Administrator for The
Pleasant Hill, CA 94523                                       Headlands Group, Inc. (an investment
                                                              adviser), 1992 to 1997.

The Statement of Additional Information includes additional information about the Fund's Trustees and is available free of charge upon request by calling the Fund toll free at (888) 278-5809.


*<F14> Ronald Cordes and Richard Steiny are considered "interested persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

4.   AVAILABILITY OF PROXY VOTING INFORMATION

     Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling (888) 278-5809 or by accessing the SEC's website at www.sec.gov.

ASSETMARK FUNDS

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

INVESTMENT ADVISOR
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT, FUND ACCOUNTANT
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

ITEM 2.   CODE OF ETHICS.

This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is not required at this time; applicable only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
          FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   [RESERVED]

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

This item is not required at this time; applicable for the first reporting period ending after January 1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that have materially affected or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

  (a) Any code of ethics or amendments thereto. This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

  (b)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
       2002.
       Filed herewith.

  (c)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
       2002.
       Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AssetMark Funds

By:   /s/Ronald D. Cordes
      ------------------------
     Ronald D. Cordes
     President

Date:     2-27-04
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:  AssetMark Funds

By:  /s/ Ronald D. Cordes
     ------------------------------
     Ronald D. Cordes
     President (Principal Executive Officer)
     AssetMark Funds

Date:     2-27-04
      ---------------

By:   /s/ Carrie E. Hansen
      ---------------------
     Carrie E. Hansen
     Treasurer (Principal Financial Officer)
     AssetMark Funds

Date:     2-27-04
      ---------------